W&R Target Funds
                    Asset Strategy Portfolio
                    Balanced Portfolio
                    Bond Portfolio
                    Core Equity Portfolio
                    Growth Portfolio
                    High Income Portfolio
                    International Portfolio
                    Limited-Term Bond Portfolio
                    Money Market Portfolio
                    Science and Technology Portfolio
                    Small Cap Portfolio
                    Value Portfolio

            Semiannual
            Report
            -------------
            June 30, 2001

CONTENTS

         3     President's Letter

         5     Asset Strategy Portfolio

        15     Balanced Portfolio

        26     Bond Portfolio

        37     Core Equity Portfolio

        45     Growth Portfolio

        53     High Income Portfolio

        65     International Portfolio

        74     Limited-Term Bond Portfolio

        82     Money Market Portfolio

        93     Science and Technology Portfolio

       101     Small Cap Portfolio

       109     Value Portfolio

       118     Notes to Financial Statements

       129     Directors & Officers

PRESIDENT'S LETTER
-----------------------------------------------------------------
JUNE 30, 2001

Dear Policyholder:


We are pleased to share with you this report on your Fund's operations for the six months ended June 30, 2001.

With six interest rate cuts by the Federal Reserve and new tax legislation passed by Congress, the last six months have been an intriguing time for the market. Economists and analysts widely anticipate that, given time, the combination of the rate cuts and the tax cut package should provide an ultimate boost to the economy. However, as of June 30, there were still several indications of a difficult market environment.

Corporate earnings reports continued to fall short of expectations during the first and second quarters of 2001. Consumer confidence remained low. Energy prices, although declining slightly, remained high. It seems as if the global economy as a whole began to slow during the period, first in Asia, followed by the United States and, finally, Europe. Concurrently, however, some market sectors, such as health care, energy and biotechnology, have begun to show growth. This, along with the interest rate cuts and the tax legislation mentioned above, have bolstered theories of a strengthening economy by year-end or early 2002, especially in the United States.

For the last six months, the technology-heavy Nasdaq Composite Index was down
12.55 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 6.68 percent and the Dow Jones Industrial Average declined 1.85 percent.

By contrast, bonds have done a bit better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 3.61 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Ultimately, we believe it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.


Respectfully,

Robert L. Hechler
President

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                                Troy
                                              Ounces        Value

BULLION - 1.54%
 Gold  ...................................     5,401    $ 1,465,342
 (Cost: $1,434,612)                                     -----------

                                              Shares

COMMON STOCKS
Chemicals and Allied Products - 2.52%
 American Home Products Corporation  .....     7,100        414,924
 du Pont (E.I.) de Nemours and Company  ..    19,900        959,976
 Pfizer Inc.  ............................    10,100        404,505
 Pharmacia Corporation  ..................     9,000        413,550
 Schering-Plough Corporation  ............     5,500        199,320
                                                        -----------
                                                          2,392,275
                                                        -----------

Coal Mining - 2.62%
 Arch Coal, Inc.  ........................    40,600      1,050,322
 CONSOL Energy Inc.  .....................    18,100        457,930
 Peabody Energy Corporation*  ............    29,900        979,225
                                                        -----------
                                                          2,487,477
                                                        -----------

Communication - 0.66%
 Cox Radio, Inc., Class A*  ..............     8,800        245,080
 Sprint Corporation - FON Group  .........    17,700        378,072
                                                        -----------
                                                            623,152
                                                        -----------

Depository Institutions - 0.99%
 Wells Fargo & Company  ..................    20,300        942,529
                                                        -----------

Electric, Gas and Sanitary Services - 1.22%
 El Paso Corporation  ....................    22,100      1,161,134
                                                        -----------

Engineering and Management Services - 1.01%
 Fluor Corporation  ......................    21,200        957,180
                                                        -----------

General Merchandise Stores - 0.11%
 Grupo Elektra, S.A. de C.V., GDR  .......    11,500        109,365
                                                        -----------



                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 2.02%
 Caterpillar Inc.  .......................    17,000    $   850,850
 Hewlett-Packard Company  ................    17,500        500,500
 Timken Company (The)  ...................    33,600        569,184
                                                        -----------
                                                          1,920,534
                                                        -----------

Instruments and Related Products - 0.46%
 Guidant Corporation*  ...................    12,200        439,200
                                                        -----------

Metal Mining - 8.11%
 Agnico-Eagle Mines Limited  .............   151,900      1,291,150
 Barrick Gold Corporation  ...............    87,700      1,328,655
 Freeport-McMoRan Copper & Gold Inc.*  ...    67,800        749,190
 Homestake Mining Company  ...............   221,900      1,719,725
 Newmont Mining Corporation  .............    69,200      1,287,812
 Placer Dome Inc.  .......................   136,200      1,334,760
                                                        -----------
                                                          7,711,292
                                                        -----------

Nonmetallic Minerals, Except Fuels - 1.04%
 Martin Marietta Materials, Inc.  ........    20,000        989,800
                                                      ------------

Oil and Gas Extraction - 1.09%
 Anadarko Petroleum Corporation  .........    10,400        561,912
 Burlington Resources Incorporated  ......    11,600        463,420
 Global Industries, Ltd.*  ...............     1,200         15,882
                                                        -----------
                                                          1,041,214
                                                        -----------

Primary Metal Industries - 1.35%
 Alcoa Incorporated  .....................    21,400        843,160
 Bethlehem Steel Corporation*  ...........   103,800        209,676
 Oregon Steel Mills, Inc.  ...............    27,600        234,600
                                                        -----------
                                                          1,287,436
                                                        -----------

Railroad Transportation - 0.93%
 Burlington Northern Santa Fe Corporation     29,200        880,964
                                                      ------------

Stone, Clay, and Glass Products - 1.01%
 Cemex, S.A. de C.V., ADR  ...............    36,400        964,600
                                                      ------------

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 1.37%
 Lockheed Martin Corporation  ............    35,100    $ 1,300,455
                                                        -----------

Wholesale Trade -- Nondurable Goods - 0.54%
 Enron Corp.  ............................    10,400        509,600
                                                        -----------

TOTAL COMMON STOCKS - 27.05%                            $25,718,207
 (Cost: $26,613,133)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Electric, Gas and Sanitary Services - 1.13%
 Dominion Resources, Inc.,
   7.4%, 9-16-02 .........................      $200        204,594
 El Paso Natural Gas Company,
   7.75%, 1-15-02 ........................       200        202,204
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ........................       250        256,755
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .........................       200        205,214
 WMX Technologies, Inc.,
   7.7%, 10-1-02 .........................       200        204,544
                                                        -----------
                                                          1,073,311
                                                        -----------

Fabricated Metal Products - 0.12%
 Crown Cork & Seal Company, Inc.,
   7.125%, 9-1-02 ........................       200        116,000
                                                        -----------

Food and Kindred Products - 0.21%
 Diageo Capital plc,
   6.0%, 3-27-03 .........................       200        203,395
                                                        -----------

Food Stores - 0.21%
 Safeway Inc.,
   7.0%, 9-15-02 .........................       200        204,750
                                                        -----------

General Merchandise Stores - 0.22%
 Wal-Mart Stores, Inc.,
   6.875%, 8-1-02 ........................       200        205,540
                                                        -----------

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 0.21%
 Tyco International Group S.A.,
   6.25%, 6-15-03 ........................      $200    $   202,748
                                                        -----------

Nondepository Institutions - 0.49%
 Banco Latinoamericano de Exportaciones, S.A.,
   6.59%, 10-6-02 (A) ....................       200        204,366
 Nacional Financiera, S.N.C.,
   9.75%, 3-12-02 ........................       250        259,688
                                                        -----------
                                                            464,054
                                                        -----------

Oil and Gas Extraction - 0.22%
 Apache Corporation,
   9.25%, 6-1-02 .........................       200        207,734
                                                        -----------

Paper and Allied Products - 0.22%
 Federal Paper Board Company, Inc.,
   8.125%, 7-1-02 ........................       200        206,122
                                                        -----------

Petroleum and Coal Products - 0.21%
 USX Corporation,
   9.8%, 7-1-01 ..........................       200        200,000
                                                        -----------

Primary Metal Industries - 0.22%
 CSN Islands Corporation,
   9.625%, 8-2-02 (A) ....................       200        206,500
                                                        -----------

Railroad Transportation - 0.42%
 Norfolk Southern Corporation,
   6.95%, 5-1-02 .........................       200        203,274
 Union Pacific Corporation,
   5.78%, 10-15-01 .......................       200        200,586
                                                        -----------
                                                            403,860
                                                        -----------

Transportation Equipment - 0.32%
 TRW Inc.,
   6.5%, 6-1-02 ..........................       300        302,880
                                                        -----------

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands         Value

TOTAL CORPORATE DEBT SECURITIES - 4.20%                 $ 3,996,894
 (Cost: $3,990,150)

OTHER GOVERNMENT SECURITIES
Argentina - 0.21%
 Republic of Argentina (The),
   0.0%, 10-15-01 ........................   $   200       197,500
                                                        -----------

Mexico - 0.27%
 United Mexican States,
   8.625%, 3-12-08 .......................       250       259,500
                                                        -----------

TOTAL OTHER GOVERNMENT SECURITIES - 0.48%               $   457,000
 (Cost: $438,975)

UNITED STATES GOVERNMENT SECURITIES - 50.53%
 United States Treasury:
   5.25%, 8-15-03 ........................     2,125      2,164,164
   6.5%, 8-15-05 .........................       250        264,647
   5.75%, 11-15-05 (B) ...................    23,800     24,376,198
   6.125%, 8-15-07 .......................    16,425     17,223,091
   5.375%, 2-15-31 .......................     4,250      4,026,875
                                                        -----------
                                                        $48,054,975
                                                        -----------
 (Cost: $48,729,752)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED LOSS ON OPEN FORWARD
 CURRENCY CONTRACTS - (0.05%)
 Japanese Yen, 11-30-01 (C)  .............  Y409,020    $   (48,302)
                                                        -----------

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 0.18%
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................   $   165        165,000
                                                        -----------


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands         Value

SHORT-TERM SECURITIES (continued)
Commercial Paper (continued)
 Communication - 1.26%
 BellSouth Corporation,
   3.92%, 7-6-01 .........................    $1,200    $ 1,199,347
                                                        -----------

 Electric, Gas and Sanitary Services - 1.44%
 Nicor Inc.,
   3.95%, 7-2-01 .........................     1,371      1,370,850
                                                        -----------

 Industrial Machinery and Equipment - 3.68%
 Hewlett-Packard Company,
   3.94%, 7-17-01 ........................     3,500      3,493,871
                                                        -----------

 Nondepository Institutions - 5.35%
 Caterpillar Financial Services Corp.,
   3.92%, 7-3-01 .........................     2,000      1,999,564
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     3,091      3,091,000
                                                        -----------
                                                          5,090,564
                                                        -----------

Total Commercial Paper - 11.91%                          11,319,632

Municipal Obligations
 California - 2.10%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   4.15%, 7-2-01 .........................     2,000      2,000,000
                                                        -----------

 Texas - 2.10%
 Brazos River Harbor Navigation District of
   Brazoria County, Texas, Taxable Variable Rate
   Demand Revenue Bonds, Series 2001A (The Dow
   Chemical Company Project),
   4.08%, 7-6-01 .........................     2,000      2,000,000
                                                        -----------

Total Municipal Obligations - 4.20%                       4,000,000

TOTAL SHORT-TERM SECURITIES - 16.11%                   $ 15,319,632
 (Cost: $15,319,632)

                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
June 30, 2001

                                                             Value

TOTAL INVESTMENTS - 99.86%                              $94,963,748
 (Cost: $96,526,254)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%           128,487

NET ASSETS - 100.00%                                    $95,092,235



Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the total value of these securities amounted to $410,866 or 0.43% of net assets.

(B) As of June 30, 2001, a portion of the security is pledged against the following written call option (See Note 5 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Price
---------------------------       ----------------------------------- ------
  Kraft Foods Inc.        292       July/29.6      $35,040   $58,692
                                                   =======   =======

(C) Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japanese Yen).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
ASSET STRATEGY PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
 Investments--at value (Notes 1 and 3):
   Bullion (cost - $1,434) ............................   $ 1,465
   Securities (cost - $95,092) ........................    93,499
                                                          -------
                                                           94,964
 Cash  ................................................         1
 Receivables:
   Investment securities sold .........................     1,631
   Dividends and interest .............................       812
   Fund shares sold ...................................       284
                                                          -------
    Total assets  .....................................    97,692
                                                          -------
LIABILITIES
 Payable for investment securities purchased  .........     2,473
 Outstanding call options at market (Note 5)  .........        59
 Payable to Fund shareholders  ........................        57
 Accrued management fee (Note 2)  .....................         4
 Accrued accounting services fee (Note 2)  ............         3
 Accrued service fee (Note 2)  ........................         1
 Other  ...............................................         3
                                                          -------
    Total liabilities  ................................     2,600
                                                          -------
      Total net assets ................................   $95,092
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................   $    15
   Additional paid-in capital .........................    96,472
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....     1,087
   Accumulated undistributed net realized loss on
    investment transactions  ..........................      (896)
   Net unrealized depreciation in value
    of securities  ....................................    (1,563)
   Net unrealized depreciation in value of written
    call options  .....................................       (23)
                                                          -------
    Net assets applicable to outstanding
      units of capital ................................   $95,092
                                                          =======
Net asset value, redemption
 and offering price per share  ........................   $6.4578
                                                          =======
Capital shares outstanding ............................    14,725
Capital shares authorized .............................    20,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
ASSET STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)
INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................   $ 1,414
   Dividends (net of foreign withholding taxes of $1)..        61
                                                          -------
    Total income  .....................................     1,475
                                                          -------
 Expenses (Note 2):
   Investment management fee ..........................       262
   Service fee ........................................        90
   Accounting services fee ............................        17
   Custodian fees .....................................        11
   Audit fees .........................................         5
   Legal fees .........................................         1
   Other ..............................................         4
                                                          -------
       Total expenses  ................................       390
                                                          -------
         Net investment income  .......................     1,085
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  .....................    (1,261)
 Realized net gain on call options written  ...........       365
 Realized net gain on foreign currency transactions  ..         2
                                                          -------
   Realized net loss on investments ...................      (894)
                                                          -------
 Unrealized depreciation in value of securities
   during the period ..................................    (6,460)
 Unrealized appreciation in value of written
   call options during the period .....................         7
                                                          -------
   Unrealized depreciation in value of
    investments during the period  ....................    (6,453)
                                                          -------
    Net loss on investments  ..........................    (7,347)
                                                          -------
      Net decrease in net assets resulting
       from operations  ...............................   $(6,262)
                                                          =======
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
ASSET STRATEGY PORTFOLIO
(In Thousands)                            For the six For the fiscal
(Unaudited)                              months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
INCREASE IN NET ASSETS                  ------------  ------------
Operations:
 Net investment income  ................      $1,085      $   693
 Realized net gain (loss) on investments        (894)       4,041
 Unrealized appreciation (depreciation)       (6,453)       1,758
                                             -------      -------
   Net increase (decrease) in net assets
    resulting from operations ..........      (6,262)       6,492
                                             -------      -------
Dividends to shareholders from (Note 1E):*
 Net investment income .................         ---         (691)
 Realized gains on
   security transactions................         ---       (4,043)
                                             -------      -------
                                                 ---       (4,734)
                                             -------      -------
Capital share transactions** ...........      42,252       35,757
                                             -------      -------
   Total increase ......................      35,990       37,515
NET ASSETS
Beginning of period ....................      59,102       21,587
                                             -------      -------
End of period ..........................     $95,092      $59,102
                                             =======      =======
 Undistributed net investment income  ..      $1,087         $---
                                              ======         ====
                    *See "Financial Highlights" on page 14.
**Shares issued from sale of shares ....       8,833        5,356
Shares issued from reinvestment of dividend
 and/or capital gains distribution .....         ---          671
Shares redeemed ........................      (2,486)      (1,096)
                                               -----        -----
Increase in outstanding capital shares..       6,347        4,931
                                               =====        =====
Value issued from sale of shares .......     $58,788      $38,898
Value issued from reinvestment of dividend
 and/or capital gains distribution .....         ---        4,734
Value redeemed .........................     (16,536)      (7,875)
                                             -------      -------
Increase in outstanding capital ........     $42,252      $35,757
                                             =======      =======
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $7.0540  $6.2625 $5.3868  $5.1969 $5.1343  $5.0137
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment operations:
 Net investment
   income ..........   0.0737   0.0908  0.1138   0.1391  0.1915   0.1814
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.6699)  1.3211  1.1232   0.3779  0.5277   0.1206
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (0.5962)  1.4119  1.2370   0.5170  0.7192   0.3020
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0906)(0.1136) (0.1391)(0.1919) (0.1814)
 Capital gains .....  (0.0000) (0.5298)(0.2477) (0.1880)(0.4647) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.6204)(0.3613) (0.3271)(0.6566) (0.1814)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $6.4578  $7.0540 $6.2625  $5.3868 $5.1969  $5.1343
                      =======  ======= =======  ======= =======  =======
Total return........  -8.45%   22.53%  22.96%    9.95%  14.01%    6.05%
Net assets, end of
 period (in
 millions)  ........    $95      $59     $22      $14     $10       $8
Ratio of expenses
 to average net
 assets ............   1.04%*   0.97%   0.73%    1.07%   0.93%    0.93%
Ratio of net investment
 income to average
 net assets  .......   2.90%*   1.97%   2.18%    2.97%   3.55%    3.92%
Portfolio turnover
 rate  .............  85.24%  155.27% 179.63%  189.02% 222.50%   49.92%
*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001
COMMON STOCKS                                 Shares        Value

Amusement and Recreation Services - 0.58%
 Walt Disney Company (The)  ..............    35,000 $  1,011,150
                                                     ------------

Building Materials and Garden Supplies -0.63%
 Home Depot, Inc. (The)  .................    23,338    1,086,384
                                                     ------------

Business Services - 3.60%
 AOL Time Warner Inc.*  ..................    34,000    1,802,000
 Clear Channel Communications, Inc.*  ....    22,100    1,385,670
 Interpublic Group of Companies, Inc. (The)   52,700    1,546,745
 Microsoft Corporation*  .................    20,900    1,501,247
                                                     ------------
                                                        6,235,662
                                                     ------------

Cable and Other Pay Television Services - 0.58%
 Cox Communications, Inc., Class A*  .....    22,700    1,005,610
                                                     ------------

Chemicals and Allied Products - 6.81%
 American Home Products Corporation  .....    25,000    1,461,000
 Bristol-Myers Squibb Company  ...........    18,500      967,550
 Dow Chemical Company (The)  .............    48,200    1,602,650
 du Pont (E.I.) de Nemours and Company  ..    30,000    1,447,200
 Forest Laboratories, Inc.*  .............    22,700    1,611,700
 Merck & Co., Inc.  ......................    12,000      766,920
 Pfizer Inc.  ............................    38,850    1,555,942
 Pharmacia Corporation  ..................    32,180    1,478,671
 Schering-Plough Corporation  ............    25,000      906,000
                                                     ------------
                                                       11,797,633
                                                     ------------

Communication - 3.12%
 AT&T Wireless Group*  ...................    55,000      899,250
 BellSouth Corporation  ..................    26,700    1,075,209
 Fox Entertainment Group, Inc., Class A*      46,800    1,305,720
 SBC Communications Inc.  ................    24,700      989,482
 Sprint Corporation - FON Group  .........    53,600    1,144,896
                                                     ------------
                                                        5,414,557
                                                     ------------

Depository Institutions - 2.91%
 Citigroup Inc.  .........................    25,000    1,321,000
 Morgan (J.P.) Chase & Co.  ..............    26,500    1,181,900
 U.S. Bancorp  ...........................    40,900      932,111
 Wells Fargo & Company  ..................    34,500    1,601,835
                                                     ------------
                                                        5,036,846
                                                     ------------
                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Eating and Drinking Places - 0.68%
 McDonald's Corporation  .................    43,400 $  1,174,404
                                                     ------------

Electric, Gas and Sanitary Services - 1.02%
 Exelon Corporation  .....................    21,600    1,384,992
 Reliant Energy  .........................    12,000      386,520
                                                     ------------
                                                        1,771,512
                                                     ------------

Electronic and Other Electric Equipment - 3.06%
 Analog Devices, Inc.*  ..................    15,500      670,375
 General Electric Company  ...............    18,600      906,750
 Maxim Integrated Products, Inc.*  .......    29,700    1,320,016
 Sony Corporation, ADR  ..................    15,700    1,033,060
 Texas Instruments Incorporated  .........    43,800    1,379,700
                                                     ------------
                                                        5,309,901
                                                     ------------

Engineering and Management Services - 0.45%
 KPMG Consulting, Inc.*  .................    50,900      781,569
                                                     ------------

Food and Kindred Products - 1.34%
 Anheuser-Busch Companies, Inc.  .........    24,000      988,800
 ConAgra Foods, Inc.  ....................    67,400    1,335,194
                                                     ------------
                                                        2,323,994
                                                     ------------

Food Stores - 0.58%
 Kroger Co. (The)*  ......................    40,000    1,000,000
                                                     ------------

General Merchandise Stores - 1.68%
 Dollar General Corporation  .............    50,000      975,000
 Target Corporation  .....................    33,200    1,148,720
 Wal-Mart Stores, Inc.  ..................    16,000      780,800
                                                     ------------
                                                        2,904,520
                                                     ------------

Health Services - 1.06%
 HCA - The Healthcare Company*  ..........    40,600    1,834,714
                                                     ------------

                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 4.24%
 Applied Materials, Inc.*  ...............    26,200 $  1,301,878
 Cooper Cameron Corporation*  ............    17,700      987,660
 Deere & Company  ........................    27,200    1,029,520
 EMC Corporation*  .......................    17,100      496,755
 Hewlett-Packard Company  ................    42,400    1,212,640
 Minnesota Mining and Manufacturing Company   13,700    1,563,170
 Timken Company (The)  ...................    45,000      762,300
                                                     ------------
                                                        7,353,923
                                                     ------------

Instruments and Related Products - 0.96%
 Agilent Technology, Inc.*  ..............    51,000    1,657,500
                                                     ------------

Insurance Agents, Brokers and Service - 0.74%
 Hartford Financial Services Group Inc. (The) 18,700    1,279,080
                                                     ------------

Insurance Carriers - 1.14%
 Berkshire Hathaway Inc., Class B*  ......       500    1,150,000
 Lincoln National Corporation  ...........    15,900      822,825
                                                     ------------
                                                        1,972,825
                                                     ------------

Metal Mining - 0.96%
 Homestake Mining Company  ...............   117,800      912,950
 Newmont Mining Corporation  .............    40,600      755,566
                                                     ------------
                                                        1,668,516
                                                     ------------

Motion Pictures - 0.43%
 News Corporation Limited (The), ADR  ....    20,000      743,000
                                                     ------------

Nondepository Institutions - 1.65%
 Fannie Mae  .............................    20,700    1,762,605
 Morgan Stanley Dean Witter & Co.  .......    17,100    1,098,333
                                                     ------------
                                                        2,860,938
                                                     ------------


                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 1.51%
 Anadarko Petroleum Corporation  .........    12,000 $    648,360
 Burlington Resources Incorporated  ......    37,300    1,490,135
 Schlumberger Limited  ...................     9,000      473,850
                                                     ------------
                                                        2,612,345
                                                     ------------

Paper and Allied Products - 0.41%
 International Paper Company  ............    20,138      718,927
                                                     ------------

Petroleum and Coal Products - 0.70%
 Exxon Mobil Corporation  ................    13,873    1,211,807
                                                     ------------

Printing and Publishing - 0.73%
 New York Times Company (The), Class A  ..    30,000    1,260,000
                                                     ------------

Rubber and Miscellaneous Plastics Products - 0.64%
 Sealed Air Corporation*  ................    30,000    1,117,500
                                                     ------------

Security and Commodity Brokers - 1.36%
 Charles Schwab Corporation (The)  .......    68,800    1,052,640
 Goldman Sachs Group, Inc. (The)  ........    15,300    1,312,740
                                                     ------------
                                                        2,365,380
                                                     ------------

Transportation Equipment - 1.82%
 Boeing Company (The)  ...................    20,000    1,112,000
 General Motors Corporation  .............     9,025      580,759
 Lockheed Martin Corporation  ............    39,300    1,456,065
                                                     ------------
                                                        3,148,824
                                                     ------------

Water Transportation - 0.88%
 Carnival Corporation  ...................    49,800    1,528,860
                                                      -----------

Wholesale Trade -- Nondurable Goods - 1.19%
 Enron Corp.  ............................    10,000      490,000
 Philip Morris Companies Inc.  ...........    31,000    1,573,250
                                                      -----------
                                                        2,063,250
                                                      -----------

                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001
                                              Shares        Value
TOTAL COMMON STOCKS - 47.46%                         $ 82,251,131
 (Cost: $75,939,562)

PREFERRED STOCK - 0.47%
Cable and Other Pay Television Services
 Cox Communications, Inc., 7.0%, Convertible  14,000 $    812,000
                                                     ------------
 (Cost: $700,000)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES
Apparel and Accessory Stores - 1.41%
 Gap, Inc. (The),
   6.9%, 9-15-07 .........................    $2,500    2,444,575
                                                     ------------

Business Services - 1.77%
 Clear Channel Communications, Inc.:
   2.625%, 4-1-03 (Convertible) ..........       600      656,040
   6.625%, 6-15-08 .......................     2,465    2,407,985
                                                     ------------
                                                        3,064,025
                                                     ------------

Chemicals and Allied Products - 0.15%
 American Home Products Corporation,
   7.9%, 2-15-05 .........................       250      265,697
                                                     ------------

Communication - 0.09%
 Southwestern Bell Telephone Company,
   5.77%, 10-14-03 .......................       150      151,863
                                                     ------------

Food and Kindred Products - 0.30%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................       500      515,075
                                                     ------------

Industrial Machinery and Equipment - 0.14%
 Tyco International Group S.A.,
   6.375%, 6-15-05 .......................       250      252,940
                                                     ------------

Instruments and Related Products - 1.42%
 Raytheon Company,
   6.5%, 7-15-05 .........................     2,500    2,468,650
                                                     ------------

Nondepository Institutions - 1.47%
 Household Finance Corporation,
   6.5%, 1-24-06 .........................     2,500    2,541,575
                                                     ------------
                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Transportation by Air - 0.22%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................    $  360 $    383,108
                                                     ------------

Transportation Equipment - 1.47%
 Ford Motor Credit Company,
   6.875%, 2-1-06 ........................     2,500    2,548,450
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 8.44%              $ 14,635,958
 (Cost: $14,692,888)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 4.34%
 Federal Home Loan Mortgage Corporation,
   7.0%, 2-15-03 .........................     5,000    5,196,850
 Federal National Mortgage Association:
   6.51%, 5-6-08 .........................       750      752,580
   6.19%, 7-7-08 .........................       500      493,125
   7.25%, 1-15-10 ........................     1,000    1,074,530
                                                     ------------
Total Agency Obligations                                7,517,085
                                                     ------------

Mortgage-Backed Obligations - 1.70%
 Federal National Mortgage Association Fixed Rate
   Pass Thru Certificates,
   7.0%, 9-1-25 ..........................     1,742    1,749,713
 Government National Mortgage Association Fixed Rate
   Pass Thru Certificates,
   6.5%, 8-15-28 .........................     1,213    1,199,425
                                                     ------------
Total Mortgage-Backed Obligations                       2,949,138
                                                     ------------

Treasury Obligations - 15.19%
 U.S. Treasury Bond:
   7.25%, 8-15-22 ........................     4,000    4,638,760
   6.25%, 8-15-23 ........................     5,250    5,463,255
   6.75%, 8-15-26 ........................     3,000    3,326,700
 U.S. Treasury Note:
   6.5%, 3-31-02 .........................     5,000    5,097,650
   6.375%, 8-15-02 .......................     1,100    1,128,534
   7.5%, 2-15-05 .........................     2,250    2,448,630
   6.5%, 8-15-05 .........................     4,000    4,234,360
                                                     ------------
Total Treasury Obligations                             26,337,889
                                                     ------------

                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 21.23%                                 $ 36,804,112
 (Cost: $36,329,382)

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 0.64%
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................     1,119    1,119,000
                                                      -----------
 Communication - 3.52%
 BellSouth Corporation,
   3.92%, 7-6-01 .........................     2,200    2,198,802
 Verizon Global Funding, Inc.,
   3.85%, 7-13-01 ........................     3,900    3,894,995
                                                     ------------
                                                        6,093,797
                                                     ------------

 Food and Kindred Products - 3.53%
 General Mills, Inc.,
   3.9%, Master Note .....................     6,117    6,117,000
                                                      -----------

 General Merchandise Stores - 1.81%
 May Department Stores Co.,
   3.91%, 7-6-01 .........................     3,134    3,132,298
                                                      -----------

 Nondepository Institutions - 5.39%
 Caterpillar Financial Services Corp.,
   3.92%, 7-3-01 .........................     3,470    3,469,245
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     5,869    5,869,000
                                                      -----------
                                                        9,338,245
                                                      -----------

 Primary Metal Industries - 1.72%
 Alcoa Incorporated,
   3.63%, 7-31-01 ........................     3,000    2,990,925
                                                      -----------

 Printing and Publishing - 2.88%
 Gannett Co.,
   3.85%, 7-9-01 .........................     5,000    4,995,722
                                                      -----------

Total Commercial Paper - 19.49%                        33,786,987

                See Notes to Schedule of Investments on page 21.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

Municipal Obligation
 California - 2.17%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   4.15%, 7-2-01 .........................    $3,754 $  3,754,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 21.66%                 $ 37,540,987
 (Cost: $37,540,987)

TOTAL INVESTMENT SECURITIES - 99.26%                 $172,044,188
 (Cost: $165,202,819)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.74%       1,277,195

NET ASSETS - 100.00%                                 $173,321,383


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
BALANCED PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $172,044
 Cash  ................................................         1
 Receivables:
   Dividends and interest .............................     1,186
   Fund shares sold ...................................       267
                                                         --------
    Total assets  .....................................   173,498
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ........................       161
 Accrued management fee (Note 2)  .....................         7
 Accrued accounting services fee (Note 2)  ............         4
 Accrued service fee (Note 2)  ........................         2
 Other  ...............................................         3
                                                         --------
    Total liabilities  ................................       177
                                                         --------
      Total net assets ................................  $173,321
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     25
   Additional paid-in capital .........................   166,765
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....     2,155
   Accumulated undistributed net realized loss on
    investment transactions ...........................    (2,465)
   Net unrealized appreciation in value of investments.     6,841
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $173,321
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $7.0659
                                                          =======
Capital shares outstanding ............................    24,529
Capital shares authorized .............................    50,000


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
BALANCED PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................   $ 2,518
   Dividends (net of foreign withholding taxes of $1) .       454
                                                          -------
    Total income  .....................................     2,972
                                                          -------
 Expenses (Note 2):
   Investment management fee ..........................       570
   Service fee ........................................       202
   Accounting services fee ............................        22
   Audit fees .........................................         7
   Custodian fees .....................................         7
   Legal fees .........................................         1
   Other ..............................................         8
                                                          -------
    Total expenses  ...................................       817
                                                          -------
      Net investment income............................     2,155
                                                          -------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................    (2,465)
 Unrealized depreciation in value of investments
   during the period ..................................    (5,538)
                                                          -------
   Net loss on investments ............................    (8,003)
                                                          -------
    Net decrease in net assets resulting
      from operations .................................   $(5,848)
                                                          =======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
BALANCED PORTFOLIO
(In Thousands)                            For the six For the fiscal
(Unaudited)                              months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income ...............    $  2,155     $  3,766
   Realized net gain (loss) on investments    (2,465)       6,482
   Unrealized depreciation .............      (5,538)      (1,103)
                                            --------     --------
    Net increase (decrease) in net assets
      resulting from operations ........      (5,848)       9,145
                                            --------     --------
 Dividends to shareholders from (Note 1E):*
   Net investment income ...............         ---       (3,766)
   Realized gains on security
    transactions  ......................         ---       (6,482)
                                            --------     --------
                                                 ---      (10,248)
                                            --------     --------
 Capital share transactions**  .........      21,197       41,842
                                            --------     --------
      Total increase ...................      15,349       40,739
NET ASSETS
 Beginning of period  ..................     157,972      117,233
                                            --------     --------
 End of period  ........................    $173,321     $157,972
                                            ========     ========
   Undistributed net investment income .      $2,155         $---
                                              ======         ====
                    *See "Financial Highlights" on page 25.
**Shares issued from sale of shares ....       7,650        6,635
Shares issued from reinvestment of dividend
 and/or  .....capital gains distribution         ---        1,399
Shares redeemed ........................      (4,685)      (2,503)
                                               -----        -----
Increase in outstanding capital shares..       2,965        5,531
                                               =====        =====
Value issued from sale of shares .......     $54,654      $50,547
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---       10,248
Value redeemed .........................     (33,457)     (18,953)
                                             -------      -------
Increase in outstanding capital ........     $21,197      $41,842
                                             =======      =======
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $7.3258  $7.3120 $7.1081   6.7686 $6.1967  $5.9000
                      -------  ------- -------   ------ -------  -------
Income (loss) from investment operations:
 Net investment
   income ..........   0.0878   0.1873  0.1760   0.1865  0.1805   0.1594
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.3477)  0.3361  0.5446   0.4003  0.9650   0.5003
                      -------  ------- -------   ------ -------  -------
Total from investment
 operations  .......  (0.2599)  0.5234  0.7206   0.5868  1.1455   0.6597
                      -------  ------- -------   ------ -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.1873)(0.1759) (0.1865)(0.1805) (0.1594)
 Capital gains .....  (0.0000) (0.3223)(0.3408) (0.0608)(0.3931) (0.2036)
                      -------  ------- -------   ------ -------  -------
Total distributions   (0.0000) (0.5096)(0.5167) (0.2473)(0.5736) (0.3630)
                      -------  ------- -------   ------ -------  -------
Net asset value,
 end of period  ....  $7.0659  $7.3258 $7.3120  $7.1081 $6.7686  $6.1967
                      =======  ======= =======  ======= =======  =======
Total return........  -3.54%    7.14%  10.14%    8.67%  18.49%   11.19%
Net assets, end of period
 (in millions)  ....   $173     $158    $117      $92     $68      $42
Ratio of expenses
 to average net
 assets ............   1.00%*   1.01%   0.95%    0.74%   0.67%    0.70%
Ratio of net investment
 income to average
 net assets  .......   2.65%*   2.81%   2.56%    2.92%   3.06%    3.18%
Portfolio turnover
 rate  .............  26.32%   42.32%  62.90%   54.62%  55.66%   44.23%
*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Cable and Other Pay Television Services - 1.50%
 Cox Trust II,
   7.0%, 8-16-04 .........................    $  500 $    504,900
 Jones Intercable, Inc.,
   9.625%, 3-15-02 .......................       500      515,500
 Tele-Communications, Inc.,
   8.35%, 2-15-05 ........................     1,000    1,063,820
                                                     ------------
                                                        2,084,220
                                                     ------------


Chemicals and Allied Products - 1.66%
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................     2,000    2,298,740
                                                     ------------

Communication - 0.73%
 Deutsche Telekom International Finance B.V.,
   8.25%, 6-15-30 ........................     1,000    1,014,550
                                                     ------------

Depository Institutions - 8.18%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................     2,000    2,022,460
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................       500      500,000
 Citigroup Inc.,
   5.75%, 5-10-06 ........................     1,500    1,485,450
 First Union Corporation,
   6.824%, 8-1-26 ........................     1,132    1,172,457
 ING Groep N.V.,
   5.5%, 5-11-05 (A) .....................  EUR1,000      863,989
 NationsBank Corporation,
   8.57%, 11-15-24 .......................    $1,000    1,147,110
 SouthTrust Bank of Alabama, National
   Association,
   7.69%, 5-15-25 ........................     3,000    3,137,340
 Wachovia Corporation,
   6.605%, 10-1-25 .......................     1,000    1,016,810
                                                     ------------
                                                       11,345,616
                                                     ------------

Electric, Gas and Sanitary Services - 5.78%
 California Infrastructure and Economic
   Development Bank, Special Purpose
   Trust PG&E-1,
   6.42%, 9-25-08 ........................     1,000    1,021,560
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................       678      696,909

                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services (Continued)
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................    $  750 $    751,935
 Kansas Gas and Electric Company,
   7.6%, 12-15-03 ........................     1,000    1,003,530
 Korea Electric Power Corporation,
   6.375%, 12-1-03 .......................       500      504,145
 Niagara Mohawk Power Corporation,
   7.375%, 7-1-03 ........................       756      775,620
 TXU Eastern Funding Company,
   6.45%, 5-15-05 ........................     1,750    1,729,613
 Union Electric Co.,
   8.25%, 10-15-22 .......................     1,500    1,528,410
                                                     ------------
                                                        8,011,722
                                                     ------------

Electronic and Other Electric Equipment - 1.62%
 HQI Transelec Chile S.A.,
   7.875%, 4-15-11 (B) ...................       750      747,112
 Motorola, Inc.,
   8.4%, 8-15-31 .........................     1,500    1,501,830
                                                      -----------
                                                        2,248,942
                                                      -----------
Food and Kindred Products - 2.34%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-05 ..........................       500      512,175
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................       400      412,060
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-06 ........................       500      537,500
 ConAgra, Inc.,
   7.125%, 10-1-26 .......................     1,750    1,782,533
                                                     ------------
                                                        3,244,268
                                                     ------------

General Merchandise Stores - 0.55%
 Fred Meyer, Inc.,
   7.45%, 3-1-08 .........................       750      765,660
                                                     ------------

Health Services - 0.75%
 HCA - The Healthcare Company,
   8.75%, 9-1-10 .........................       500      531,250
 Tenet Healthcare Corporation,
   7.875%, 1-15-03 .......................       500      507,500
                                                     ------------
                                                        1,038,750
                                                     ------------
                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Heavy Construction, Excluding Building - 1.48%
 Halliburton Company,
   6.75%, 2-1-27 .........................    $2,000 $  2,056,600
                                                     ------------

Holding and Other Investment Offices - 1.13%
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07 ......................       500      446,250
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................     1,000    1,117,890
                                                     ------------
                                                        1,564,140
                                                     ------------

Industrial Machinery and Equipment - 0.98%
 Coltec Industries Inc.,
   7.5%, 4-15-08 .........................       500      503,890
 International Business Machines Corporation,
   5.375%, 3-31-05 (A) ...................  EUR1,000      860,730
                                                     ------------
                                                        1,364,620
                                                     ------------

Insurance Carriers - 0.01%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 (C) ....................    $  250       12,500
                                                     ------------

Nondepository Institutions - 10.77%
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     1,244    1,305,889
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................     1,000    1,023,000
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (B) ....................     1,500    1,050,000
 Chase Manhattan - First Union Commercial
   Mortgage Trust,
   7.439%, 7-15-09 .......................     1,500    1,574,790
 Countrywide Home Loans, Inc.,
   6.5%, 8-25-29 .........................     2,681    2,629,570
 First Union National Bank Commercial Mortgage,
   7.841%, 3-15-10 .......................     2,500    2,673,800
 General Motors Acceptance Corporation:
   5.5%, 2-2-05 (A) ......................  EUR1,250    1,067,146
   8.875%, 6-1-10 ........................    $  500      561,685

                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 IMC Home Equity Loan Trust 1997-5 A7,
   6.9%, 1-20-22 .........................    $1,000 $  1,015,620
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (B) ...................     1,250    1,232,812
 Residential Asset Securities Corporation,
   8.0%, 10-25-24 ........................       230      232,943
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................       500      572,040
                                                     ------------
                                                       14,939,295
                                                     ------------

Oil and Gas Extraction - 1.75%
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-02 ........................        27       27,552
 Ocean Energy, Inc.,
   8.375%, 7-1-08 ........................     1,000    1,041,710
 Pemex Project Funding Master Trust:
   8.5%, 2-15-08 (B) .....................       800      829,192
   9.125%, 10-13-10 (B) ..................       500      524,595
                                                     ------------
                                                        2,423,049
                                                     ------------

Paper and Allied Products - 1.82%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-02 ........................     1,000    1,032,650
 Champion International Corporation,
   6.4%, 2-15-26 .........................     1,500    1,493,580
                                                     ------------
                                                        2,526,230
                                                     ------------

Printing and Publishing - 1.24%
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     1,750    1,723,943
                                                     ------------

Railroad Transportation - 0.42%
 CSX Corporation,
   6.95%, 5-1-27 .........................       575      584,068
                                                     ------------


                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Security and Commodity Brokers - 0.81%
 Salomon Inc.,
   3.65%, 2-14-02 ........................   $ 1,000 $  1,120,970
                                                     ------------

Stone, Clay and Glass Products - 0.78%
 CEMEX, S.A. de C.V.,
   8.625%, 7-18-03 (B) ...................       500      528,125
 Owens-Illinois, Inc.,
   7.15%, 5-15-05 ........................       750      558,750
                                                     ------------
                                                        1,086,875
                                                     ------------

Transportation Equipment - 0.06%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 .........................       500       75,000
                                                     ------------

United States Postal Service - 0.17%
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................       233      234,244
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 44.53%             $ 61,764,002
 (Cost: $62,763,662)

OTHER GOVERNMENT SECURITIES
Canada - 3.55%
 Hydro-Quebec:
   8.05%, 7-7-24 .........................     1,000    1,121,910
   8.4%, 3-28-25 .........................     1,000    1,165,310
 Province de Quebec:
   7.14%, 2-27-26 ........................     1,500    1,594,980
   6.29%, 3-6-26 .........................     1,000    1,042,420
                                                     ------------
                                                        4,924,620
                                                     ------------

Supranational - 0.82%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     1,000    1,139,110
                                                     ------------

TOTAL OTHER GOVERNMENT SECURITIES - 4.37%            $  6,063,730
 (Cost: $5,639,987)


                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 3.13%
 Federal Home Loan Mortgage Corporation,
   5.5%, 2-15-06 .........................    $2,500    2,494,300
 Federal National Mortgage Association
   Principal Strips,
   0.0%, 2-12-18 .........................     2,500      824,900
 Tennessee Valley Authority,
    5.88%, 4-1-36  .......................     1,000    1,017,910
                                                     ------------
Total Agency Obligations                                4,337,110
                                                     ------------

Foreign Bonds - 0.46%
 Federal Home Loan Mortgage Corporation,
   4.5%, 3-15-04 (A) .....................    EUR750      634,607
                                                     ------------

Mortgage-Backed Obligations - 24.42%
 Federal Home Loan Mortgage Corporation Agency
   REMIC/CMO:
   6.5%, 9-25-18 .........................    $  500      502,965
   6.25%, 1-15-21 ........................     4,000    4,057,480
   7.5%, 3-15-29 .........................     2,000    2,006,240
   7.5%, 9-15-29 .........................       570      576,481
 Federal Home Loan Mortgage Corporation
   Non-Agency REMIC/CMO,
   6.5%, 11-15-29 ........................     3,082    3,005,905
 Federal Home Loan Mortgage Corporation
   Participation Certificates:
   9.0%, 6-1-27 ..........................     1,732    1,865,569
   7.0%, 5-1-31 ..........................     3,000    3,014,799
 Federal National Mortgage Association Agency
   REMIC/CMO,
   6.5%, 8-25-21 .........................       500      505,780
 Federal National Mortgage Association Pass Thru
   Certificates:
   6.09%, 4-1-09 .........................     1,955    1,924,820
   7.0%, 6-1-24 ..........................     1,976    1,984,996
   6.0%, 12-1-28 .........................     2,290    2,197,465
   6.5%, 1-1-30 ..........................     1,419    1,396,205
 Government National Mortgage Association Pass Thru
   Certificates:
   8.0%, 11-15-17 ........................     1,933    2,046,541
   7.5%, 7-15-23 .........................       724      742,472
   7.5%, 12-15-23 ........................       993    1,018,050
   8.0%, 9-15-25 .........................       649      672,559
   7.0%, 7-20-27 .........................       375      377,516
   7.0%, 8-20-27 .........................       765      769,759
   7.5%, 7-15-29 .........................     1,486    1,523,825
   7.75%, 10-15-31 .......................       311      328,282

                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   2000-1 Class 2-C,
   7.25%, 11-15-21 .......................    $  500 $    514,685
   2000-2 Class 2-D,
   7.5%, 9-15-26 .........................     2,000    2,085,000
   2001-2 Class 1-D,
   6.75%, 9-19-19 ........................       750      761,483
                                                     ------------
Total Mortgage-Backed Obligations                      33,878,877
                                                     ------------

Treasury Obligations - 13.08%
 U.S. Treasury Bond:
   11.25%, 2-15-15 .......................     3,250    4,917,640
   6.125%, 11-15-27 ......................     5,000    5,146,850
 U.S. Treasury Note:
   7.5%, 2-15-05 .........................     2,000    2,176,560
   6.5%, 8-15-05 .........................     2,000    2,117,180
   7.0%, 7-15-06 .........................     2,000    2,169,380
   6.5%, 2-15-10 .........................     1,500    1,611,090
                                                     ------------
Total Treasury Obligations                             18,138,700
                                                     ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 41.09%   $ 56,989,294
 (Cost: $56,041,882)

TOTAL SHORT-TERM SECURITIES - 8.73%                  $ 12,111,722
 (Cost: $12,111,722)

TOTAL INVESTMENT SECURITIES - 98.72%                 $136,928,748
 (Cost: $136,557,253)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.28%       1,779,286

NET ASSETS - 100.00%                                 $138,708,034



                See Notes to Schedule of Investments on page 32.

THE INVESTMENTS OF THE BOND PORTFOLIO
June 30, 2001




Notes to Schedule of Investments
(A) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR-EURO).
(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the total value of these securities amounted to $4,911,836 or 3.54% of net assets.
(C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
BOND PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $136,929
 Cash  ................................................        12
 Receivables:
   Dividends and interest .............................     1,820
   Fund shares sold ...................................       156
 Prepaid insurance premium  ...........................         1
                                                         --------
    Total assets  .....................................   138,918
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ........................       199
 Accrued accounting services fee (Note 2) .............         4
 Accrued management fee (Note 2)  .....................         4
 Accrued service fee (Note 2)  ........................         2
 Other  ...............................................         1
                                                         --------
    Total liabilities  ................................       210
                                                         --------
      Total net assets ................................  $138,708
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     26
   Additional paid-in capital .........................   136,887
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....     3,673
   Accumulated undistributed net realized loss
    on investment transactions  .......................    (2,248)
   Net unrealized appreciation in value
    of investments  ...................................       370
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $138,708
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $5.3755
                                                          =======
Capital shares outstanding ............................    25,804
Capital shares authorized .............................    60,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
BOND PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................    $4,208
                                                           ------
 Expenses (Note 2):
   Investment management fee ..........................       333
   Service fee ........................................       159
   Accounting services fee ............................        22
   Audit fees .........................................         7
   Custodian fees .....................................         6
   Legal fees .........................................         1
   Other ..............................................         3
                                                           ------
    Total expenses  ...................................       531
                                                           ------
      Net investment income............................     3,677
                                                           ------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on securities  .....................        68
 Realized net loss on foreign currency transactions  ..        (4)
                                                           ------
   Realized net gain on investments ...................        64
   Unrealized depreciation in value of
    investments during the period  ....................      (437)
                                                          -------
    Net loss on investments  ..........................      (373)
                                                          -------
      Net increase in net assets
       resulting from operations  .....................    $3,304
                                                          =======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
BOND PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................      $3,677     $  6,701
 Realized net gain (loss) on investments          64         (463)
 Unrealized appreciation (depreciation)         (437)       4,234
                                            --------     --------
   Net increase in net assets resulting
    from operations  ...................       3,304       10,472
                                            --------     --------
Dividends to shareholders from net
 investment income (Note 1E):*  ........         ---       (6,696)
                                            --------     --------
Capital share transactions** ...........      18,174        2,918
                                            --------     --------
    Total increase  ....................      21,478        6,694
NET ASSETS
Beginning of period ....................     117,230      110,536
                                            --------     --------
End of period ..........................    $138,708     $117,230
                                            ========     ========
 Undistributed net investment income  ..      $3,673         $---
                                              ======         ====
                    *See "Financial Highlights" on page 36.
**Shares issued from sale of shares ....       9,034        3,306
Shares issued from reinvestment of dividend      ---        1,280
Shares redeemed ........................      (5,641)      (4,065)
                                              ------        -----
Increase in outstanding capital shares .       3,393          521
                                              ======        =====
Value issued from sale of shares .......     $48,383      $17,401
Value issued from reinvestment of dividend       ---        6,696
Value redeemed .........................     (30,209)     (21,179)
                                             -------      -------
Increase in outstanding capital ........     $18,174      $ 2,918
                                             =======      =======


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.2308  $5.0497 $5.4451  $5.3686 $5.2004  $5.3592
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.1425   0.3172  0.3173   0.3180  0.3400   0.3407
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.0022   0.1811 (0.3954)  0.0765  0.1682  (0.1588)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1447   0.4983 (0.0781)  0.3945  0.5082   0.1819
                      -------  ------- -------  ------- -------  -------
Less distributions from net
 investment income    (0.0000) (0.3172)(0.3173) (0.3180)(0.3400) (0.3407)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.3755  $5.2308 $5.0497  $5.4451 $5.3686  $5.2004
                      =======  ======= =======  ======= =======  =======
Total return .......   2.78%    9.83%  -1.44%    7.35%   9.77%    3.43%
Net assets, end of
 period (in
 millions)  ........   $139     $117    $111     $114     $99      $92
Ratio of expenses
 to average net
 assets ............   0.84%*   0.84%   0.81%    0.67%   0.58%    0.59%
Ratio of net investment
 income to average
 net assets  .......   5.79%*   6.08%   5.73%    5.99%   6.35%    6.39%
Portfolio turnover
 rate  .............  17.85%   32.68%  47.27%   32.75%  36.81%   64.02%

*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
June 30, 2001

                                              Shares        Value
COMMON STOCKS
Amusement and Recreation Services - 1.15%
 Walt Disney Company (The)  ..............   387,800   $ 11,203,542
                                                       ------------

Business Services - 10.68%
 AOL Time Warner Inc.*  ..................   703,650     37,293,450
 Clear Channel Communications, Inc.*  ....   217,700     13,649,790
 eBay Inc.*  .............................   165,200     11,295,550
 Microsoft Corporation*  .................   458,600     32,941,238
 Veritas Software Corp.*  ................   132,600      8,816,574
                                                       ------------
                                                        103,996,602
                                                       ------------

Cable and Other Pay Television Services - 2.05%
 Cox Communications, Inc., Class A*  .....   450,400     19,952,720
                                                       ------------

Chemicals and Allied Products - 17.78%
 Air Products and Chemicals, Inc.  .......   208,500      9,538,875
 American Home Products Corporation  .....   152,900      8,935,476
 Biogen, Inc.*  ..........................   156,500      8,502,645
 Bristol-Myers Squibb Company  ...........    95,500      4,994,650
 Dow Chemical Company (The)  .............   615,400     20,462,050
 du Pont (E.I.) de Nemours and Company  ..   291,300     14,052,312
 Forest Laboratories, Inc.*  .............   372,300     26,433,300
 Johnson & Johnson  ......................   106,200      5,310,000
 King Pharmaceuticals, Inc.*  ............   331,000     17,791,250
 Merck & Co., Inc.  ......................   140,100      8,953,791
 Pfizer Inc.  ............................   594,950     23,827,747
 Pharmacia Corporation  ..................   253,827     11,663,351
 Schering-Plough Corporation  ............   346,700     12,564,408
                                                       ------------
                                                        173,029,855
                                                       ------------

Communication - 4.25%
 BellSouth Corporation  ..................   131,300      5,287,451
 Nextel Communications, Inc.*  ...........   308,600      5,408,215
 SBC Communications Inc.  ................   474,200     18,996,452
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   992,100      5,367,261
 Vodafone Group Plc, ADR  ................   284,900      6,367,515
                                                       ------------
                                                         41,426,894
                                                       ------------


                See Notes to Schedule of Investments on page 40.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 3.82%
 Morgan (J.P.) Chase & Co.  ..............   283,550   $ 12,646,330
 U.S. Bancorp  ...........................   458,400     10,446,936
 UBS AG, Registered Shares (A)*  .........    47,350      6,786,499
 Wells Fargo & Company  ..................   157,900      7,331,297
                                                       ------------
                                                         37,211,062
                                                       ------------

Electric, Gas and Sanitary Services - 1.61%
 El Paso Corporation  ....................   297,700     15,641,158
                                                       ------------

Electronic and Other Electric Equipment - 6.32%
 Analog Devices, Inc.*  ..................   242,000     10,466,500
 General Electric Company  ...............   418,700     20,411,625
 Intel Corporation  ......................   325,900      9,524,428
 Nokia Oyj (A)  ..........................   310,000      7,032,318
 Texas Instruments Incorporated  .........   284,400      8,958,600
 Xilinx, Inc.*  ..........................   124,400      5,090,448
                                                       ------------
                                                         61,483,919
                                                       ------------

Food and Kindred Products - 0.76%
 Anheuser-Busch Companies, Inc.  .........   178,800      7,366,560
                                                       ------------

Food Stores - 1.01%
 Kroger Co. (The)*  ......................   195,100      4,877,500
 Safeway Inc.*  ..........................   103,700      4,977,600
                                                       ------------
                                                          9,855,100
                                                       ------------

Furniture and Home Furnishings Stores - 0.75%
 Best Buy Co., Inc.*  ....................   114,800      7,292,096
                                                       ------------

General Merchandise Stores - 3.32%
 Target Corporation  .....................   934,900     32,347,540
                                                       ------------

Industrial Machinery and Equipment - 7.84%
 Baker Hughes Incorporated  ..............   626,800     20,997,800
 Caterpillar Inc.  .......................   184,700      9,244,235
 Cisco Systems, Inc.*  ...................   802,400     14,595,656
 Deere & Company  ........................   112,000      4,239,200
 Dell Computer Corporation*  .............   283,100      7,404,481

                See Notes to Schedule of Investments on page 40.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment (Continued)
 EMC Corporation*  .......................   353,100   $ 10,257,555
 Sun Microsystems, Inc.*  ................   607,300      9,540,683
                                                       ------------
                                                         76,279,610
                                                       ------------

Instruments and Related Products - 1.69%
 Guidant Corporation*  ...................   304,000     10,944,000
 Medtronic, Inc.  ........................   119,300      5,488,993
                                                       ------------
                                                         16,432,993
                                                       ------------

Insurance Carriers - 4.88%
 American International Group, Inc.  .....   237,337     20,410,982
 Chubb Corporation (The)  ................   220,700     17,088,801
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft (A) ................    35,700     10,028,598
                                                       ------------
                                                         47,528,381
                                                       ------------

Nondepository Institutions - 5.70%
 Fannie Mae  .............................   324,700     27,648,205
 Freddie Mac  ............................   397,600     27,832,000
                                                       ------------
                                                         55,480,205
                                                       ------------

Oil and Gas Extraction - 7.43%
 Anadarko Petroleum Corporation  .........   492,900     26,631,387
 Burlington Resources Incorporated  ......   507,500     20,274,625
 Schlumberger Limited  ...................   313,100     16,484,715
 Transocean Sedco Forex Inc.  ............   215,971      8,908,804
                                                       ------------
                                                         72,299,531
                                                       ------------

Paper and Allied Products - 0.56%
 International Paper Company  ............   152,100      5,429,970
                                                       ------------

Petroleum and Coal Products - 3.51%
 Exxon Mobil Corporation  ................   211,829     18,503,263
 Royal Dutch Petroleum Company, NY Shares    268,600     15,651,322
                                                       ------------
                                                         34,154,585
                                                       ------------


                See Notes to Schedule of Investments on page 40.

THE INVESTMENTS OF THE CORE EQUITY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Primary Metal Industries - 1.50%
 Alcoa Incorporated  .....................   372,000   $ 14,656,800
                                                       ------------

Security and Commodity Brokers - 2.36%
 Charles Schwab Corporation (The)  .......   494,300      7,562,790
 Goldman Sachs Group, Inc. (The)  ........   179,300     15,383,940
                                                       ------------
                                                         22,946,730
                                                       ------------

Transportation Equipment - 1.47%
 Lockheed Martin Corporation  ............   385,800     14,293,890
                                                       ------------

Wholesale Trade -- Nondurable Goods - 1.09%
 Enron Corp.  ............................   216,100     10,588,900
                                                       ------------

TOTAL COMMON STOCKS - 91.53%                           $890,898,643
(Cost: $733,242,868)

PREFERRED STOCK - 0.46%
Cable and Other Pay Television Services
 Cox Communications, Inc., 7.0%, Convertible  77,900   $  4,518,200
                                                       ------------
 (Cost: $3,962,406)

TOTAL SHORT-TERM SECURITIES - 8.55%                    $ 83,171,203
 (Cost: $83,171,203)

TOTAL INVESTMENT SECURITIES - 100.54%                  $978,588,046
 (Cost: $820,376,477)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.54%)      (5,222,695)

NET ASSETS - 100.00%                                   $973,365,351


Notes to Schedule of Investments
     *No dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
CORE EQUITY PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $978,588
 Cash  ................................................         1
 Receivables:
   Fund shares sold ...................................     1,344
   Investment securities sold .........................     1,231
   Dividends and interest .............................       818
 Prepaid insurance premium  ...........................         1
                                                         --------
    Total assets  .....................................   981,983
                                                         --------
LIABILITIES
 Payable for investment securities purchased  .........     6,882
 Payable to Fund shareholders  ........................     1,652
 Accrued management fee (Note 2)  .....................        37
 Accrued service fee (Note 2)  ........................        13
 Accrued accounting services fee (Note 2)  ............         8
 Other  ...............................................        26
                                                         --------
    Total liabilities  ................................     8,618
                                                         --------
      Total net assets ................................  $973,365
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     90
   Additional paid-in capital .........................   876,875
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....       977
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (62,785)
   Net unrealized appreciation in value of
    investments  ......................................   158,208
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $973,365
                                                         ========
Net asset value, redemption
 and offering price per share  ........................  $10.8338
                                                         ========
Capital shares outstanding ............................    89,845
Capital shares authorized .............................   160,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CORE EQUITY PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes
    of $62)  .......................................... $   4,730
   Interest and amortization ..........................     1,192
                                                        ---------
    Total income  .....................................     5,922
                                                        ---------
 Expenses (Note 2):
   Investment management fee ..........................     3,502
   Service fee ........................................     1,256
   Accounting services fee ............................        51
   Custodian fees .....................................        47
   Legal fees .........................................         7
   Audit fees .........................................         9
   Other ..............................................        53
                                                        ---------
    Total expenses  ...................................     4,925
                                                        ---------
      Net investment income ...........................       997
                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  .....................   (64,038)
 Realized net gain on call options written ............     1,253
 Realized net loss on foreign currency transactions  ..       (20)
                                                        ---------
   Realized net loss on investments ...................   (62,805)
 Unrealized depreciation in value of investments
   during the period ..................................   (61,127)
                                                        ---------
    Net loss on investments  ..........................  (123,932)
                                                        ---------
      Net decrease in net assets resulting
       from operations  ............................... $(122,935)
                                                        =========


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CORE EQUITY PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income  ................  $      997   $    2,890
 Realized net gain (loss) on investments     (62,805)     147,040
 Unrealized depreciation  ..............     (61,127)     (64,309)
                                          ----------   ----------
   Net increase (decrease) in net assets
    resulting from operations  .........    (122,935)      85,621
                                          ----------   ----------
Dividends to shareholders from (Note 1E):*
 Net investment income  ................         ---       (2,756)
 Realized gains on
   security transactions ...............         ---     (147,174)
                                          ----------   ----------
                                                 ---     (149,930)
                                          ----------   ----------
Capital share transactions** ...........      12,349      207,725
                                          ----------   ----------
    Total increase (decrease) ..........    (110,586)     143,416
NET ASSETS
Beginning of period ....................   1,083,951      940,535
                                          ----------   ----------
End of period ..........................  $  973,365   $1,083,951
                                          ==========   ==========
 Undistributed net investment income  ..        $977         $---
                                                ====         ====
                    *See "Financial Highlights" on page 44.
**Shares issued from sale of shares ....      16,976       12,569
Shares issued from reinvestment of
dividend and/or capital gains distribution       ---       12,286
Shares redeemed ........................     (15,960)      (8,593)
                                              ------       ------
Increase in outstanding capital shares..       1,016       16,262
                                              ======       ======
Value issued from sale of shares .......    $189,468     $177,335
Value issued from reinvestment of
dividend and/or capital gains distribution       ---      149,930
Value redeemed .........................    (177,119)    (119,540)
                                            --------     --------
Increase in outstanding capital ........    $ 12,349     $207,725
                                            ========     ========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)           For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $12.2027 $12.9609$12.3351 $11.9615$10.1373 $ 8.6756
                     -------- -------- ------- ---------------- --------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.0111   0.0376  0.1571   0.1752  0.0916   0.0856
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.3800)  1.1650  1.3879   2.3532  2.5598   1.6280
                     -------- -------- ------- ---------------- --------
Total from investment
 operations  .......  (1.3689)  1.2026  1.5450   2.5284  2.6514   1.7136
                     -------- -------- ------- ---------------- --------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0360)(0.1570) (0.1752)(0.0915) (0.0856)
 Capital gains .....  (0.0000) (1.9248)(0.7622) (1.9796)(0.7357) (0.1663)
                     -------- -------- ------- ---------------- --------
Total distributions.  (0.0000) (1.9608)(0.9192) (2.1548)(0.8272) (0.2519)
                     -------- -------- -------  --------------- --------
Net asset value,
 end of period  .... $10.8338 $12.2027$12.9609 $12.3351$11.9615 $10.1373
                     ======== ======== ======= ================ ========
Total return........ -11.22%    9.28%  12.52%   21.14%  26.16%   19.75%
Net assets, end of
 period (in
 millions)  ........   $973   $1,084    $941     $811    $637     $462
Ratio of expenses
 to average net
 assets ............   0.98%*   0.98%   0.96%    0.80%   0.72%    0.73%
Ratio of net investment
 income to average
 net assets  .......   0.20%*   0.28%   1.23%    1.35%   0.80%    0.97%
Portfolio turnover
 rate  .............  15.64%   49.11%  70.20%   62.84%  36.61%   22.95%
*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 1.01%
 Walt Disney Company (The)  ..............   385,000 $ 11,122,650
                                                     ------------

Building Materials and Garden Supplies - 1.38%
 Home Depot, Inc. (The)  .................   325,000   15,128,750
                                                     ------------

Business Services - 8.13%
 AOL Time Warner Inc.*  ..................   459,000   24,327,000
 CheckFree Corporation*  .................   125,000    4,395,000
 eBay Inc.*  .............................   155,000   10,598,125
 Intuit Inc.*  ...........................   140,000    5,599,300
 Micromuse Inc.*  ........................   125,000    3,421,250
 Microsoft Corporation*  .................   444,000   31,892,520
 Oracle Corporation*  ....................   475,000    9,027,375
                                                     ------------
                                                       89,260,570
                                                     ------------

Cable and Other Pay Television Services - 4.14%
 Charter Communications, Inc.*  ..........   535,000   12,569,825
 Comcast Corporation, Class A Special*  ..   335,000   14,505,500
 Viacom Inc., Class B*  ..................   356,542   18,451,048
                                                     ------------
                                                       45,526,373
                                                     ------------

Chemicals and Allied Products - 15.98%
 American Home Products Corporation  .....   265,000   15,486,600
 Bristol-Myers Squibb Company  ...........   310,000   16,213,000
 Forest Laboratories, Inc.*  .............   230,000   16,330,000
 Johnson & Johnson  ......................   409,400   20,470,000
 King Pharmaceuticals, Inc.*  ............   240,000   12,900,000
 Merck & Co., Inc.  ......................   250,000   15,977,500
 Pfizer Inc.  ............................ 1,001,425   40,107,071
 Pharmacia Corporation  ..................   239,850   11,021,108
 Schering-Plough Corporation  ............   299,400   10,850,256
 Smith International, Inc.*  .............   270,000   16,173,000
                                                     ------------
                                                      175,528,535
                                                     ------------

Communication - 1.66%
 Nextel Communications, Inc.*  ...........   370,000    6,484,250
 Sprint Corporation - FON Group   ........   550,000   11,748,000
                                                     ------------
                                                       18,232,250
                                                     ------------

                See Notes to Schedule of Investments on page 48.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 7.67%
 Bank of New York Company, Inc. (The)  ...   215,000 $ 10,320,000
 Citigroup Inc.  .........................   460,000   24,306,400
 Mellon Financial Corporation  ...........   270,000   12,420,000
 Morgan (J.P.) Chase & Co.  ..............   370,000   16,502,000
 U.S. Bancorp  ...........................   400,000    9,116,000
 Wells Fargo & Company  ..................   250,000   11,607,500
                                                     ------------
                                                       84,271,900
                                                     ------------

Electric, Gas and Sanitary Services - 1.67%
 El Paso Corporation  ....................   350,000   18,389,000
                                                      -----------

Electronic and Other Electric Equipment - 5.91%
 Altera Corporation*  ....................   275,000    7,947,500
 Analog Devices, Inc.*  ..................   210,000    9,082,500
 General Electric Company  ...............   368,500   17,964,375
 JDS Uniphase Corporation*  ..............   165,000    2,086,425
 Maxim Integrated Products, Inc.*  .......   135,000    6,000,075
 McData Corporation, Class A*  ...........   148,191    2,648,914
 Nortel Networks Corporation  ............   460,000    4,181,400
 Texas Instruments Incorporated  .........   150,000    4,725,000
 Xilinx, Inc.*  ..........................   250,000   10,230,000
                                                     ------------
                                                       64,866,189
                                                     ------------
Food and Kindred Products - 3.86%
 Anheuser-Busch Companies, Inc.  .........   210,000    8,652,000
 Coca-Cola Company (The)  ................   175,000    7,875,000
 Kraft Foods Inc.*  ......................   550,000   17,050,000
 PepsiCo, Inc.  ..........................   200,000    8,840,000
                                                     ------------
                                                       42,417,000
                                                     ------------

Furniture and Home Furnishings Stores - 0.90%
 Best Buy Co., Inc.*  ....................   155,000    9,845,600
                                                     ------------

General Merchandise Stores - 2.74%
 BJ's Wholesale Club, Inc.*  .............   160,000    8,521,600
 Kohl's Corporation*  ....................   165,000   10,350,450
 Target Corporation  .....................   325,000   11,245,000
                                                     ------------
                                                       30,117,050
                                                     ------------


                See Notes to Schedule of Investments on page 48.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Health Services - 2.84%
 Health Management Associates, Inc.,
   Class A* ..............................   675,000  $14,202,000
 Tenet Healthcare Corporation*  ..........   330,000   17,024,700
                                                     ------------
                                                       31,226,700
                                                     ------------

Industrial Machinery and Equipment - 8.24%
 Applied Materials, Inc.*  ...............   241,000   11,975,290
 Baker Hughes Incorporated  ..............   330,000   11,055,000
 Cisco Systems, Inc.*  ................... 1,165,700   21,204,083
 Cooper Cameron Corporation*  ............   280,000   15,624,000
 EMC Corporation*   ......................   408,400   11,864,020
 Hewlett-Packard Company  ................   285,000    8,151,000
 SPX CORPORATION*  .......................    85,000   10,640,300
                                                     ------------
                                                       90,513,693
                                                     ------------

Instruments and Related Products - 2.34%
 Guidant Corporation*  ...................   196,000    7,056,000
 Medtronic, Inc.  ........................   225,000   10,352,250
 Microchip Technology Incorporated*  .....   250,000    8,308,750
                                                     ------------
                                                       25,717,000
                                                     ------------

Insurance Agents, Brokers and Service - 1.56%
 Hartford Financial Services Group
   Inc. (The) ............................   250,000   17,100,000
                                                      -----------

Insurance Carriers - 2.32%
 American International Group, Inc.  .....   188,812   16,237,832
 Chubb Corporation (The)  ................   120,000    9,291,600
                                                      -----------
                                                       25,529,432
                                                      -----------

Nondepository Institutions - 4.76%
 Fannie Mae  .............................   258,600   22,019,790
 Freddie Mac  ............................   240,000   16,800,000
 Morgan Stanley Dean Witter & Co.  .......   210,000   13,488,300
                                                      -----------
                                                       52,308,090
                                                      -----------

                See Notes to Schedule of Investments on page 48.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 4.40%
 Anadarko Petroleum Corporation  .........   250,000  $13,507,500
 Burlington Resources Incorporated  ......   360,000   14,382,000
 Schlumberger Limited  ...................   250,100   13,167,765
 Transocean Sedco Forex Inc.  ............   176,811    7,293,454
                                                      -----------
                                                       48,350,719
                                                      -----------

Petroleum and Coal Products - 1.99%
 Exxon Mobil Corporation  ................   250,000   21,837,500
                                                      -----------

Security and Commodity Brokers - 1.94%
 Charles Schwab Corporation (The)  .......   330,000    5,049,000
 Goldman Sachs Group, Inc. (The)  ........   190,000   16,302,000
                                                     ------------
                                                       21,351,000
                                                     ------------

Stone, Clay and Glass Products - 0.48%
 Corning Incorporated  ...................   315,000    5,263,650
                                                     ------------

Transportation by Air - 0.80%
 Southwest Airlines Co.  .................   475,000    8,782,750
                                                     ------------

Transportation Equipment - 1.97%
 Harley-Davidson, Inc.  ..................   270,600   12,739,848
 Lockheed Martin Corporation  ............   240,000    8,892,000
                                                     ------------
                                                       21,631,848
                                                     ------------

Water Transportation - 1.48%
 Carnival Corporation  ...................   530,000   16,271,000
                                                     ------------

Wholesale Trade -- Nondurable Goods - 2.93%
 Enron Corp.  ............................   185,000    9,065,000
 Philip Morris Companies Inc.  ...........   455,000   23,091,250
                                                     ------------
                                                       32,156,250
                                                     ------------

TOTAL COMMON STOCKS - 93.10%                       $1,022,745,499
 (Cost: $846,299,687)

TOTAL SHORT-TERM SECURITIES - 6.94%                $   76,271,073
 (Cost: $76,271,073)

                See Notes to Schedule of Investments on page 48.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
June 30, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 100.04%              $1,099,016,572
 (Cost: $922,570,760)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)      (411,991)

NET ASSETS - 100.00%                               $1,098,604,581


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
GROWTH PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....$1,099,017
 Cash  ................................................         1
 Receivables:
   Investment securities sold..........................     9,078
   Fund shares sold ...................................     1,096
   Dividends and interest .............................       753
 Prepaid insurance premium  ...........................         2
                                                       ----------
    Total assets  ..................................... 1,109,947
                                                       ----------
LIABILITIES
 Payable for investment securities purchased ..........     8,895
 Payable to Fund shareholders  ........................     2,361
 Accrued management fee (Note 2)  .....................        42
 Accrued service fee (Note 2)  ........................        15
 Accrued accounting services fee (Note 2)  ............         9
 Other  ...............................................        20
                                                       ----------
    Total liabilities  ................................    11,342
                                                       ----------
      Total net assets ................................$1,098,605
                                                       ==========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................$      124
   Additional paid-in capital .........................   969,525
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....     2,470
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (49,960)
   Net unrealized appreciation in
    value of investments  .............................   176,446
                                                       ----------
    Net assets applicable to outstanding units
      of capital ......................................$1,098,605
                                                       ==========
Net asset value, redemption
 and offering price per share  ........................   $8.8763
                                                          =======
Capital shares outstanding ............................   123,768
Capital shares authorized .............................   230,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
GROWTH PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $2) . $   4,042
   Interest and amortization ..........................     3,994
                                                        ---------
    Total income  .....................................     8,036
                                                        ---------
 Expenses (Note 2):
   Investment management fee ..........................     3,967
   Service fee ........................................     1,438
   Accounting services fee ............................        55
   Custodian fees .....................................        27
   Audit fees .........................................         9
   Legal fees .........................................         9
   Other ..............................................        61
                                                       ----------
    Total expenses  ...................................     5,566
                                                       ----------
      Net investment income ...........................     2,470
                                                       ----------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................   (49,960)
 Unrealized depreciation in value of investments
   during the period ..................................   (81,285)
                                                       ----------
   Net loss on investments ............................  (131,245)
                                                       ----------
    Net decrease in net assets resulting
      from operations ................................. $(128,775)
                                                       ==========


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
GROWTH PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income  ................   $   2,470    $   1,855
 Realized net gain (loss) on investments     (49,960)     128,585
 Unrealized depreciation  ..............     (81,285)    (119,217)
                                           ---------    ---------
   Net increase (decrease) in net assets
    resulting from operations  .........    (128,775)      11,223
                                          ----------    ---------
Dividends to shareholders from (Note 1E):*
 Net investment income  ................         ---       (1,855)
 Realized gains on security
   transactions ........................         ---     (128,585)
                                          ----------    ---------
                                                 ---     (130,440)
                                          ----------    ---------
Capital share transactions** ...........     (28,996)     212,845
                                          ----------    ---------
   Total increase (decrease) ...........    (157,771)      93,628
NET ASSETS
Beginning of period ....................   1,256,376    1,162,748
                                          ----------   ----------
End of period ..........................  $1,098,605   $1,256,376
                                          ==========   ==========
 Undistributed net investment income  ..      $2,470         $---
                                              ======         ====
                    *See "Financial Highlights" on page 52.
**Shares issued from sale of shares ....      19,738       17,563
Shares issued from reinvestment of
dividend and/or capital gains distribution       ---       13,198
Shares redeemed ........................     (23,093)     (10,556)
                                              ------       ------
Increase (decrease) in outstanding capital
 shares  ...............................      (3,355)      20,205
                                              ======       ======
Value issued from sale of shares .......    $178,384     $206,239
Value issued from reinvestment of
dividend and/or capital gains distribution       ---      130,440
Value redeemed .........................    (207,380)    (123,834)
                                            --------     --------
Increase (decrease) in outstanding
 capital  ..............................    $(28,996)    $212,845
                                            ========     ========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)           For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $ 9.8831 $10.8751$ 9.2989  $7.5679 $6.7967  $6.8260
                     -------- -------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.0200   0.0163  0.0056   0.0456  0.0574   0.0990
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.0268)  0.1375  3.1886   2.0215  1.4003   0.7478
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......  (1.0068)  0.1538  3.1942   2.0671  1.4577   0.8468
                     -------- -------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0163)(0.0056) (0.0456)(0.0570) (0.0990)
 Capital gains  ....  (0.0000) (1.1295)(1.6124) (0.2905)(0.6295) (0.7771)
                     -------- -------- -------  ------- -------  -------
Total distributions.  (0.0000) (1.1458)(1.6180) (0.3361)(0.6865) (0.8761)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $8.8763 $ 9.8831$10.8751  $9.2989 $7.5679  $6.7967
                     ======== ======== =======  ======= =======  =======
Total return ....... -10.19%    1.41%  34.35%   27.31%  21.45%   12.40%
Net assets, end of
 period (in
 millions)  ........ $1,099   $1,256  $1,163     $825    $639     $513
Ratio of expenses
 to average net
 assets ............   0.97%*   0.96%   0.96%    0.80%   0.72%    0.73%
Ratio of net investment
 income to average
 net assets  .......   0.43%*   0.14%   0.06%    0.55%   0.75%    1.44%
Portfolio turnover
 rate  .............  26.04%   56.52%  65.82%   75.58% 162.41%  243.00%
*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001
                                              Shares        Value

COMMON STOCKS, RIGHTS AND WARRANTS
Chemicals and Allied Products - 0.13%
 Smith International, Inc.*  .............     2,500 $    149,750
                                                     ------------

Cable and Other Pay Television Services - 0.84%
 Charter Communications, Inc.*  ..........    20,500      481,648
 Mediacom Communications Corporation*  ...    25,000      441,250
                                                     ------------
                                                          922,898
                                                     ------------

Communication - 0.21%
 GT Group Telecom, Inc., Warrants (A)*  ..       300        9,000
 Leap Wireless International, Inc.,
   Warrants (A)* .........................     1,250       46,250
 ONO Finance Plc, Rights (A)*  ...........       250        7,500
 Powertel, Inc., Warrants*  ..............     2,400      110,854
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............       500            5
 Spanish Broadcasting System, Inc.*  .....     7,500       61,537
                                                     ------------
                                                          235,146
                                                     ------------

Electric, Gas and Sanitary Services - 0.24%
 El Paso Corporation  ....................     5,000      262,700
                                                     ------------

Furniture and Fixtures - 0.17%
 BE Aerospace, Inc.*  ....................    10,000      190,500
                                                     ------------

Industrial Machinery and Equipment - 0.54%
 Baker Hughes Incorporated  ..............     7,500      251,250
 Cooper Cameron Corporation*  ............     6,250      348,750
                                                     ------------
                                                          600,000
                                                     ------------

Oil and Gas Extraction - 0.31%
 Schlumberger Limited  ...................     2,500      131,625
 Transocean Sedco Forex Inc.  ............     5,000      206,250
                                                     ------------
                                                          337,875
                                                     ------------

Paper and Allied Products - 0.01%
 SF Holdings Group, Inc., Class C (A)*  ..     1,300        6,500
                                                     ------------

TOTAL COMMON STOCKS, RIGHTS AND WARRANTS - 2.45%     $  2,705,369
 (Cost: $2,692,146)

                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                              Shares        Value

PREFERRED STOCKS
Cable and Other Pay Television Services - 2.13%
 Adelphia Communications Corporation, 13.0%    2,500 $    230,000
 CSC Holdings, Inc., 11.125%*  ...........     8,222      869,476
 Intermedia Communications Inc., 13.5%*  .     1,254    1,247,359
                                                     ------------
                                                        2,346,835
                                                     ------------

Nondepository Institutions - 0.46%
 California Federal Preferred Capital
   Corporation, 9.125% ...................    20,000      505,600
                                                     ------------

Textile Mill Products - 1.06%
 Anvil Holdings, Inc., 13.0%*  ...........    59,622    1,171,938
                                                     ------------

TOTAL PREFERRED STOCKS - 3.65%                       $  4,024,373
 (Cost: $3,258,342)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.01%
 Ameristar Casinos, Inc.,
   10.75%, 2-15-09 (A) ...................   $   750      787,500
 Choctaw Resort Development Enterprise,
   9.25%, 4-1-09 (A) .....................       500      512,500
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ........................     1,000      920,000
                                                      -----------
                                                        2,220,000
                                                      -----------

Business Services - 2.53%
 Lamar Advertising Company,
   9.625%, 12-1-06 .......................     1,000    1,040,000
 Unisys Corporation,
   8.125%, 6-1-06 ........................     1,000      970,000
 United Rentals (North America), Inc.,
   10.75%, 4-15-08 (A) ...................       750      774,375
                                                      -----------
                                                        2,784,375
                                                      -----------


                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Cable and Other Pay Television Services - 12.48%
 Adelphia Communications Corporation:
   9.25%, 10-1-02 ........................   $ 1,000 $  1,000,000
   10.5%, 7-15-04 ........................     1,000    1,025,000
   10.25%, 6-15-11 .......................     1,000      980,000
 CSC Holdings, Inc.,
   8.125%, 8-15-09 .......................       250      247,468
 Charter Communications Holdings, LLC and
   Charter Communications Holdings Capital
   Corporation:
   8.625%, 4-1-09 ........................     1,500    1,410,000
   10.75%, 10-1-09 .......................       750      778,125
 Diamond Cable Communications Plc,
   11.75%, 12-15-05 ......................     1,361      898,260
 FrontierVision Holdings, L.P.:
   11.0%, 10-15-06 .......................     2,500    2,593,750
   0.0%, 9-15-07 (B) .....................     1,000    1,020,000
 Insight Communications Company, Inc.,
   0.0%, 2-15-11 (A)(B) ..................     1,000      580,000
 Mediacom Broadband LLC and Mediacom Broadband
   Corporation,
   11.0%, 7-15-13 (A) ....................       750      766,875
 Renaissance Media Group LLC,
   0.0%, 4-15-08 (B) .....................       500      380,000
 Telewest Communications plc,
   11.0%, 10-1-07 ........................     2,500    2,075,000
                                                     ------------
                                                       13,754,478
                                                     ------------

Communication - 22.16%
 ACME Television, LLC,
   10.875%, 9-30-04 ......................     1,026      954,180
 Alestra, S.A. de R.L. de C.V.,
   12.625%, 5-15-09 ......................     1,000      885,000
 Allbritton Communications Company,
   9.75%, 11-30-07 .......................       500      512,500
 American Cellular Corporation,
   9.5%, 10-15-09 (A) ....................       750      705,000
 EchoStar DBS Corporation,
   9.375%, 2-1-09 ........................     1,500    1,462,500
 GT Group Telecom, Inc.,
   0.0%, 2-1-10 (B) ......................       300       90,000
 Grupo Iusacell, S.A. de C.V.,
   14.25%, 12-1-06 .......................     1,000    1,067,500
 Hyperion Telecommunications, Inc.,
   13.0%, 4-15-03 ........................       750      555,000

                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 IWO Holdings, Inc., Unit,
   14.0%, 1-15-11 (A)(C) .................   $ 1,500 $  1,312,500
 Intermedia Communications Inc.,
   8.5%, 1-15-08 .........................       250      245,000
 Intermedia Communications of Florida, Inc.,
   12.5%, 5-15-06 ........................     2,000    1,990,000
 LIN Holdings Corp.,
   0.0%, 3-1-08 (B) ......................     2,275    1,785,875
 Leap Wireless International, Inc.,
   12.5%, 4-15-10 ........................     1,250      837,500
 McCAW INTERNATIONAL, LTD.,
   0.0%, 4-15-07 (B) .....................     1,000      330,000
 Nextel Communications, Inc.:
   0.0%, 9-15-07 (B) .....................     1,000      680,000
   9.375%, 11-15-09 ......................     1,000      790,000
 Nextel International, Inc.,
   12.75%, 8-1-10 ........................       750      219,375
 Nextel Partners, Inc.,
   11.0%, 3-15-10 ........................     1,000      770,000
 ONO Finance Plc,
   13.0%, 5-1-09 .........................       250      192,500
 Radio One, Inc.,
   8.875%, 7-1-11 (A) ....................       500      500,000
 Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09 .......................     1,000      905,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-06 (B) .....................     2,000    2,093,780
 Susquehanna Media Co.,
   8.5%, 5-15-09 .........................     1,000    1,026,250
 Tritel PCS, Inc.:
   0.0%, 5-15-09 (B) .....................     1,000      630,000
   10.375%, 1-15-11 ......................       500      456,250
 Triton PCS, Inc.,
   0.0%, 5-1-08 (B) ......................     1,000      780,000
 US Unwired Inc.,
   0.0%, 11-01-09 (B) ....................     2,000      980,000
 VoiceStream Wireless Corporation,
   10.375%, 11-15-09 .....................       625      709,087
 Young Broadcasting Inc.,
   10.0%, 3-1-11 (A) .....................     1,000      955,000
                                                     ------------
                                                       24,419,797
                                                     ------------


                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Depository Institutions - 1.96%
 Sovereign Bancorp, Inc.,
   10.5%, 11-15-06 .......................    $2,000 $  2,165,000
                                                     ------------

Eating and Drinking Places - 0.69%
 Domino's, Inc.,
   10.375%, 1-15-09 ......................       750      765,000
                                                     ------------

Electric, Gas and Sanitary Services - 2.32%
 El Paso Electric Company,
   9.4%, 5-1-11 ..........................       500      543,385
 El Paso Energy Partners, L.P. and El Paso
   Energy Partners Finance Corporation,
   8.5%, 6-1-11 (A) ......................     2,000    2,010,840
                                                      -----------
                                                        2,554,225
                                                      -----------

Electronic and Other Electric Equipment - 2.28%
 Alamosa (Delaware), Inc.,
   12.5%, 2-1-11 (A) .....................     1,250    1,112,500
 American Tower Corporation,
   9.375%, 2-1-09 (A) ....................     1,500    1,402,500
                                                      -----------
                                                        2,515,000
                                                      -----------

Food and Kindred Products - 0.27%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-03 .......................       300      300,000
                                                      -----------

Food Stores - 0.08%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-04 (D) ....................       500       87,500
                                                      -----------

Furniture and Fixtures - 0.75%
 Sealy Mattress Company,
   0.0%, 12-15-07 (B) ....................     1,000      827,500
                                                      -----------

General Building Contractors - 1.37%
 D.R. Horton, Inc.,
   9.375%, 3-15-11 .......................     1,500    1,507,500
                                                      -----------

                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Health Services - 2.57%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-02 .........................   $ 1,250 $  1,253,125
 Alliance Imaging, Inc.,
   10.375%, 4-15-11 (A) ..................       500      515,000
 IASIS Healthcare Corporation,
   13.0%, 10-15-09 .......................     1,000    1,060,000
                                                     ------------
                                                        2,828,125
                                                     ------------

Holding and Other Investment Offices - 5.74%
 FelCor Lodging Limited Partnership,
   8.5%, 6-1-11 (A) ......................     2,000    1,920,000
 Host Marriott, L.P.,
   9.25%, 10-1-07 ........................     1,000    1,015,000
 Meditrust,
   7.51%, 9-26-03 ........................     2,247    2,134,650
 Meritage Corporation,
   9.75%, 6-1-11 (A) .....................     1,250    1,250,000
                                                     ------------
                                                        6,319,650
                                                     ------------

Hotels and Other Lodging Places - 4.92%
 CapStar Hotel Company,
   8.75%, 8-15-07 ........................     1,000    1,000,000
 MGM Grand, Inc.,
   9.75%, 6-1-07 .........................     2,000    2,130,000
 Prime Hospitality Corp.:
   9.25%, 1-15-06 ........................     1,750    1,776,250
   9.75%, 4-1-07 .........................       500      511,250
                                                     ------------
                                                        5,417,500
                                                     ------------

Industrial Machinery and Equipment - 1.45%
 AAF-McQuay Inc.,
   8.875%, 2-15-03 .......................     1,000      995,000
 American Standard Inc.,
   9.25%, 12-1-16 ........................       600      600,000
                                                     ------------
                                                        1,595,000
                                                     ------------

Leather and Leather Products - 0.72%
 Elizabeth Arden, Inc.,
   11.75%, 2-1-11 ......................       750        793,125
                                                     ------------

                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Retail - 4.52%
 Michaels Stores, Inc.:
   10.875%, 6-15-06 ......................    $4,000   $4,230,000
   9.25%, 7-1-09 (A) .....................       750      755,625
                                                     ------------
                                                        4,985,625
                                                     ------------

Oil and Gas Extraction - 4.77%
 Chesapeake Energy Corporation,
   8.125%, 4-1-11 (A) ....................     4,000    3,745,000
 Key Energy Services, Inc.,
   8.375%, 3-1-08 (A) ....................       750      755,445
 SESI, L.L.C.,
   8.875%, 5-15-11 (A) ...................       750      755,625
                                                     ------------
                                                        5,256,070
                                                     ------------

Paper and Allied Products - 3.60%
 Corporacion Durango, S.A. de C.V.,
   13.125%, 8-1-06 .......................     1,000    1,012,500
 SF Holdings Group, Inc.,
   0.0%, 3-15-08 (B) .....................     6,500    2,957,500
                                                     ------------
                                                        3,970,000
                                                     ------------

Printing and Publishing - 0.69%
 TransWestern Publishing Company LLC,
   9.625%, 11-15-07 (A) ..................       750      759,375
                                                     ------------

Railroad Transportation - 1.30%
 TFM, S.A. de C.V.:
   10.25%, 6-15-07 .......................       250      242,500
   0.0%, 6-15-09 (B) .....................     1,410    1,184,400
                                                     ------------
                                                        1,426,900
                                                     ------------


                See Notes to Schedule of Investments on page 60.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products - 0.69%
 Applied Extrusion Technologies, Inc.,
   10.75%, 7-1-11 (A) ....................   $   750 $    759,375
                                                     ------------

Special Trade Contractors - 3.40%
 Integrated Electrical Services, Inc.,
   9.375%, 2-1-09 (A) ....................     2,000    1,950,000
 SBA Communications Corporation,
   10.25%, 2-1-09 ........................     2,000    1,800,000
                                                     ------------
                                                        3,750,000
                                                     ------------
Transportation Equipment - 1.33%
 Hayes Lemmerz International, Inc.,
   11.875%, 6-15-06 (A) ..................     1,500    1,462,500
                                                     ------------

Trucking and Warehousing - 0.65%
Iron Mountain Incorporated,
   10.125%, 10-1-06 ......................       675      713,812
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 85.25%             $ 93,937,432
 (Cost: $98,550,149)

TOTAL SHORT-TERM SECURITIES - 7.31%                  $  8,054,955
 (Cost $8,054,955)

TOTAL INVESTMENT SECURITIES - 98.66%                 $108,722,129
 (Cost: $112,555,592)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.34%       1,472,006

NET ASSETS - 100.00%                                 $110,194,135


                See Notes to Schedule of Investments on page 60.

THE HIGH INCOME PORTFOLIO
June 30, 2001

Notes to Schedule of Investments
     *No dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the total value of these securities amounted to $26,116,785 or 23.70% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each unit of IWO Holdings, Inc. consists of $1,000 principal amount of 14.0% senior notes due 2011 and one warrant to purchase 12.50025 shares of Class C common stock at an exercise price of $7.00 per share.
(D) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
HIGH INCOME PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $108,722
 Cash  ................................................        16
 Receivables:
   Dividends and interest .............................     1,884
   Investment securities sold..........................       486
   Fund shares sold ...................................       103
 Prepaid insurance premium  ...........................         1
                                                         --------
   Total assets .......................................   111,212
                                                         --------
LIABILITIES
 Payable for investment securities purchased  .........       750
 Payable to Fund shareholders  ........................       256
 Accrued accounting services fee (Note 2)  ............         4
 Accrued management fee (Note 2)  .....................         4
 Accrued service fee (Note 2)  ........................         1
 Other  ...............................................         3
                                                         --------
   Total liabilities ..................................     1,018
                                                         --------
    Total net assets  .................................  $110,194
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     31
   Additional paid-in capital .........................   135,473
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....     5,340
   Accumulated undistributed net realized loss
    on investment transactions  .......................   (26,817)
   Net unrealized depreciation in
    value of investments  .............................    (3,833)
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $110,194
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $3.5489
                                                          =======
Capital shares outstanding ............................    31,050
Capital shares authorized .............................    70,000


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
HIGH INCOME PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................    $5,578
   Dividends ..........................................       261
                                                           ------
    Total income  .....................................     5,839
                                                           ------
 Expenses (Note 2):
   Investment management fee ..........................       336
   Service fee ........................................       122
   Accounting services fee ............................        22
   Audit fees .........................................         7
   Custodian fees .....................................         4
   Legal fees .........................................         2
   Other ..............................................         6
                                                           ------
    Total expenses  ...................................       499
                                                           ------
      Net investment income ...........................     5,340
                                                           ------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................    (5,305)
 Unrealized appreciation in value of investments
   during the period ..................................     5,851
                                                           ------
   Net gain on investments ............................       546
                                                           ------
    Net increase in net assets resulting
      from operations .................................    $5,886
                                                           ======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
HIGH INCOME PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income  ................    $  5,340     $ 11,105
 Realized net loss on investments  .....      (5,305)     (13,198)
 Unrealized appreciation (depreciation)        5,851       (8,922)
                                             -------     --------
   Net increase (decrease) in net assets
    resulting from operations  .........       5,886      (11,015)
                                             -------     --------
Dividends to shareholders from net
 investment income (Note 1E)*  .........         ---      (11,105)
                                             -------     --------
Capital share transactions** ...........       2,481        3,248
                                            --------     --------
   Total increase (decrease) ...........       8,367      (18,872)
NET ASSETS
Beginning of period ....................     101,827      120,699
                                            --------     --------
End of period ..........................    $110,194     $101,827
                                            ========     ========
 Undistributed net investment income  ..      $5,340         $---
                                              ======         ====
                    *See "Financial Highlights" on page 64.
**Shares issued from sale of shares ....       7,528        3,983
Shares issued from reinvestment of
 dividend  .............................         ---        3,312
Shares redeemed ........................      (6,836)      (5,888)
                                               -----        -----
Increase in outstanding capital shares .         692        1,407
                                               =====        =====
Value issued from sale of shares .......     $26,851      $15,990
Value issued from reinvestment of
 dividend  .............................         ---       11,105
Value redeemed .........................     (24,370)     (23,847)
                                             -------      -------
Increase in outstanding capital ........     $ 2,481      $ 3,248
                                             =======      =======


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)           For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $3.3542  $4.1691 $4.4143  $4.7402 $4.5750  $4.4448
                      -------  ------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.1720   0.4107  0.4313   0.4185  0.4098   0.4216
 Net realized and
   unrealized gain (loss)
   on investments ..   0.0227  (0.8149)(0.2452) (0.3259) 0.2324   0.1302
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1947  (0.4042) 0.1861   0.0926  0.6422   0.5518
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.4107)(0.4313) (0.4185)(0.4098) (0.4216)
 Capital gains .....  (0.0000) (0.0000)(0.0000) (0.0000)(0.0672) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.4107)(0.4313) (0.4185)(0.4770) (0.4216)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $3.5489  $3.3542 $4.1691  $4.4143 $4.7402  $4.5750
                      =======  ======= =======  ======= =======  =======
Total return .......   5.83%   -9.73%   4.22%    1.95%  14.04%   12.46%
Net assets, end of
 period (in
 millions)  ........   $110     $102    $121     $126    $120      $97
Ratio of expenses
 to average net
 assets ............   0.93%*   0.96%   0.92%    0.77%   0.70%    0.71%
Ratio of net investment
 income to average
 net assets  .......   9.93%*  10.02%   9.17%    8.76%   8.79%    9.10%
Portfolio turnover
 rate  .............  69.97%  118.96%  87.84%   63.64%  65.28%   58.91%
*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS
Belgium - 0.72%
 Interbrew S.A. (A)  .....................    58,000 $  1,553,115
                                                     ------------

Canada - 1.71%
 AT&T Canada Inc., Class B (A)*  .........    80,000    2,408,171
 Shaw Communications Inc., Class B (A)  ..    55,000    1,299,703
                                                     ------------
                                                        3,707,874
                                                     ------------

China - 1.93%
 China Petroleum and Chemical
   Corporation (A)* ...................... 9,876,000    1,975,251
 China Unicom Limited (A)*  .............. 1,270,000    2,206,275
                                                     ------------
                                                        4,181,526
                                                     ------------

France - 13.34%
 ASSURANCES GENERALES DE FRANCE (A)*  ....    53,300    2,967,434
 Aventis S.A. (A)  .......................    18,000    1,438,377
 Carrefour SA (A)  .......................    28,500    1,509,431
 Essilor International SA (A)  ...........     8,175    2,341,493
 GROUPE DANONE (A)  ......................    12,500    1,717,044
 Infogrames Entertainment S.A. (A)*  .....   100,000    1,593,112
 Lafarge S.A. (A)  .......................    29,000    2,482,035
 Lagardere SCA (A)  ......................    29,280    1,379,540
 Pechiney SA, A Shares (A)  ..............    20,400    1,037,218
 Publicis Groupe S.A. (A)  ...............    36,000      872,483
 Suez (A)  ...............................   202,300    6,514,303
 TotalFinaElf, S.A. (A)  .................    18,000    2,522,879
 Vivendi Universal S.A. (A)  .............    43,500    2,537,942
                                                     ------------
                                                       28,913,291
                                                     ------------

Germany - 8.25%
 Bayer Group (The) (A)  ..................    51,000    1,988,000
 Deutsche Prandbrief- und
   Hypothekenbank AG (A) .................    18,725    1,253,538
 Kamps AG (A)  ...........................    50,000      463,951
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft (A) ................    15,750    4,424,381
 Nordex AG (A)(B)  .......................    82,000      680,276
 Rhoen-Klinikum AG (A)  ..................    49,800    2,321,029

                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Germany (Continued)
 Schering AG (A)  ........................    21,000 $  1,101,535
 Software AG (A)  ........................    35,000    2,254,084
 Techem AG (A)(B)*  ......................   130,000    3,304,860
 vi[z]rt (A)(B)*  ........................    60,000       81,350
                                                     ------------
                                                       17,873,004
                                                     ------------

Ireland - 0.87%
 Bank of Ireland (The) (A)  ..............   191,182    1,895,489
                                                     ------------

Italy - 4.08%
 Assicurazioni Generali S.p.A. (A)  ......    88,800    2,671,344
 Autogrill S.p.A. (A)  ...................   180,000    1,941,732
 Saipem S.p.A. (A)  ......................   370,000    2,028,591
 UniCredito Italiano SpA (A)  ............   510,000    2,191,122
                                                     ------------
                                                        8,832,789
                                                     ------------


Japan - 12.01%
 Canon Inc. (A)  .........................    59,000    2,384,221
 Fuji Television Network, Inc. (A)  ......       150      862,332
 Kao Corporation (A)  ....................    90,000    2,237,011
 KONAMI CORPORATION (A)  .................    42,000    1,916,132
 NTT DoCoMo, Inc. (A)  ...................        60    1,043,938
 NTT DoCoMo, Inc. (A)(B)  ................       115    2,000,882
 Nintendo Co., Ltd. (A) ..................    13,700    2,493,505
 Nippon Telegraph and
   Telephone Corporation (A) .............       195    1,016,276
 Nippon Television Network, Corp. (A)  ...     3,500      847,498
 Nippon Yusen Kabushiki Kaisha (A)  ......   270,000    1,069,435
 Promise Co., Ltd. (A)  ..................    28,700    2,365,587
 SANYO Electric Co., Ltd. (A)  ...........   258,000    1,630,083
 Sony Corporation (A)  ...................    57,000    3,747,595
 Takeda Chemical Industries, Ltd. (A)  ...    52,000    2,418,217
                                                     ------------
                                                       26,032,712
                                                     ------------

Netherlands - 7.23%
 DSM N.V. (A)  ...........................    32,000    1,114,500
 Equant N.V. (A)*  .......................    65,000    1,764,795
 Fortis NV (A)  ..........................    93,500    2,275,540
 Gucci Group N.V.  .......................    13,000    1,088,750

                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Netherlands (Continued)
 Head N.V. (A)  ..........................   132,500 $    516,490
 ING Groep N.V. (A)*  ....................    36,000    2,355,094
 Ordina N.V. (A)  ........................    87,609    1,536,765
 Unilever N.V.- Certicaaten Van
   Aandelen (A)* .........................    40,700    2,441,834
 Wolters Kluwer nv-Certicaaten Van
   Aandelen (A) ..........................    96,100    2,585,566
                                                     ------------
                                                       15,679,334
                                                     ------------

Norway - 0.39%
 DnB Holding ASA (A)(B)  .................   197,000      855,172
                                                     ------------

Portugal - 0.32%
 Banco Comercial Portugues, S.A. (A)(B)  .   183,600      684,564
                                                     ------------

Spain - 2.82%
 Banco Santander Central Hispano, S.A. (A)   110,000      997,390
 Endesa S.A. (A)  ........................   138,000    2,203,172
 Red Electrica de Espana (A)  ............   119,225    1,065,880
 Telefonica, S.A. (A)*  ..................   150,246    1,853,757
                                                     ------------
                                                        6,120,199
                                                     ------------

Switzerland - 8.09%
 Lonza Group AG, Registered shares (A)*  .     3,900    2,277,135
 Nestle S.A. (A)* ........................    12,250    2,604,642
 Novartis AG (A)  ........................    37,000    1,339,669
 Roche Holding AG, Genussschein (A)  .....    18,300    1,319,075
 Swiss Reinsurance Company (A)  ..........     1,850    3,698,764
 UBS AG, Registered Shares (A)*  .........    44,000    6,306,356
                                                     ------------
                                                       17,545,641
                                                     ------------

United Kingdom - 15.08%
 BOC Group plc (The) (A)  ................    74,000    1,083,751
 Barclays PLC (A)  .......................    58,650    1,800,482
 Boots Company PLC (The) (A)  ............   240,000    2,031,188
 British American Tobacco p.l.c. (A)  ....   250,000    1,901,070
 Capita Group plc (The) (A)  .............   240,400    1,565,707
 Capita Group Plc (The) (A)(B)  ..........   215,610    1,404,252
 COLT Telecom Group plc (A)*  ............    56,300      390,066
 Diageo plc (A)  .........................   350,000    3,844,386
 Energis plc (A)*  .......................   293,040      778,894
 FKI plc (A)  ............................   360,000    1,424,535

                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
 Lloyds TSB Group plc (A)  ...............   335,564 $  3,362,131
 Reckitt Benckiser plc (A)  ..............   170,000    2,453,789
 Reckitt Benckiser plc (A)(B)  ...........    51,000      736,137
 Reed International P.L.C. (A)  ..........   218,000    1,934,022
 Shire Pharmaceuticals Group plc (A)*  ...   150,000    2,733,316
 St. James's Place Capital plc (A)  ......   465,000    2,599,608
 Tomkins PLC (A)  ........................   449,968    1,159,570
 Vodafone Group Plc (A)  .................   671,000    1,488,221
                                                     ------------
                                                       32,691,125
                                                     ------------
United States - 2.64%
 Pfizer Inc.  ............................    37,000    1,481,850
 Pharmacia Corporation  ..................    46,000    2,113,700
 Schlumberger Limited  ...................    21,300    1,121,445
 Transocean Sedco Forex Inc.  ............    24,300    1,002,375
                                                     ------------
                                                        5,719,370
                                                     ------------

TOTAL COMMON STOCKS - 79.48%                         $172,285,205
 (Cost: $184,062,343)


PREFERRED STOCKS
Brazil - 0.84%
 Petroleo Brasileiro S.A. -
   Petrobras (A) .........................    78,000    1,828,580
                                                     ------------

Germany - 6.10%
 MLP AG (A)  .............................   120,000   13,219,440
                                                     ------------

TOTAL PREFERRED STOCKS - 6.94%                       $ 15,048,020
 (Cost: $1,877,792)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITY
Germany - 0.08%
 Kamps AG, Convertible,
   0.0%, 3-17-15 (C) .....................    EUR407 $    167,515
                                                     ------------
 (Cost: $202,023)

                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2001


                                                Face
                                           Amount in
                                           Thousands        Value

UNREALIZED GAIN ON OPEN FORWARD
 CURRENCY CONTRACTS - 0.00%
 Japanese Yen, 3-19-02 (C)  ..............  Y900,000 $      6,936
                                                     ------------

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 3.93%
 Abbott Laboratories,
   3.8%, 7-5-01 ..........................   $ 5,000    4,997,889
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................     1,528    1,528,000
 Merck & Co., Inc.,
   3.95%, 7-2-01 .........................     2,000    1,999,780
                                                     ------------
                                                        8,525,669
                                                     ------------

 Depository Institutions - 1.29%
 Svenska Handelsbanken Inc.,
   3.93%, 7-9-01 .........................     2,800    2,797,555
                                                     ------------

 General Merchandise Stores - 4.61%
 May Department Stores Co.:
   3.93%, 7-6-01 .........................     5,000    4,997,271
   3.74%, 7-13-01 ........................     5,000    4,993,767
                                                     ------------
                                                        9,991,038
                                                     ------------

 Nondepository Institutions - 1.24%
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     2,689    2,689,000
                                                     ------------

 Primary Metal Industries - 1.38%
 Alcoa Incorporated,
   3.63%, 7-31-01 ........................     3,000    2,990,925
                                                     ------------

Total Commercial Paper - 12.45%                        26,994,187

                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Municipal Obligation - 1.85%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   4.15%, 7-2-01 .........................    $4,000 $  4,000,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 14.30%                 $ 30,994,187
 (Cost: $30,994,187)

TOTAL INVESTMENT SECURITIES - 100.80%                $218,501,863
 (Cost: $217,136,345)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.80%)    (1,725,736)

NET ASSETS - 100.00%                                 $216,776,127




Notes to Schedule of Investments
     *No dividends were paid during the preceding 12 months.
(A)  Not on an exchange in the United States.
(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the total value of these securities amounted to $9,747,493 or 4.50% of net assets.
(C) Principal amounts are denominated in the indicated foreign currency, where applicable(EUR-EURO, Y - Japanese Yen).
     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
INTERNATIONAL PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $218,502
 Cash  ................................................         3
 Receivables:
   Investment securities sold .........................     1,816
   Dividends and interest .............................       569
   Fund shares sold ...................................       284
                                                         --------
    Total assets  .....................................   221,174
                                                         --------
LIABILITIES
 Payable for investment securities purchased ..........     4,012
 Payable to Fund shareholders  ........................       320
 Accrued management fee (Note 2)  .....................        10
 Accrued accounting services fee (Note 2)  ............         5
 Accrued service fee (Note 2)  ........................         3
 Other  ...............................................        48
                                                         --------
    Total liabilities  ................................     4,398
                                                         --------
      Total net assets ................................  $216,776
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     32
   Additional paid-in capital .........................   236,020
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....     1,415
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (22,048)
   Net unrealized appreciation in value
    of investments  ...................................     1,357
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $216,776
                                                         ========
Net asset value, redemption and offering
 price per share  .....................................   $6.8055
                                                          =======
Capital shares outstanding ............................    31,853
Capital shares authorized .............................    70,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
INTERNATIONAL PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $131)  $  1,765
   Interest and amortization ..........................     1,348
                                                         --------
    Total income  .....................................     3,113
                                                         --------
 Expenses (Note 2):
   Investment management fee ..........................     1,016
   Service fee ........................................       300
   Custodian fees .....................................       105
   Accounting services fee ............................        28
   Audit fees .........................................         8
   Legal fees .........................................         2
   Other ..............................................        13
                                                         --------
    Total expenses  ...................................     1,472
                                                         --------
      Net investment income ...........................     1,641
                                                         --------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  .....................   (22,048)
 Realized net loss on foreign currency transactions  ..      (226)
                                                         --------
   Realized net loss on investments ...................   (22,274)
 Unrealized depreciation in value of investments
   during the period ..................................   (14,590)
                                                         --------
    Net loss on investments  ..........................   (36,864)
                                                         --------
      Net decrease in net assets resulting
       from operations  ...............................  $(35,223)
                                                         ========


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
INTERNATIONAL PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
DECREASE IN NET ASSETS
Operations:
 Net investment income  ................   $   1,641     $    922
 Realized net gain (loss) on
   investments .........................     (22,274)      35,868
 Unrealized depreciation  ..............     (14,590)    (117,075)
                                            --------     --------
   Net decrease in net assets resulting
    from operations  ...................     (35,223)     (80,285)
                                            --------     --------
Dividends to shareholders from (Note 1E):*
 Net investment income  ................         ---         (544)
 Realized gains on
   security transactions ...............         ---      (36,034)
                                            --------     --------
                                                 ---      (36,578)
                                            --------     --------
Capital share transactions** ...........     (14,430)      83,263
                                            --------     --------
    Total decrease  ....................     (49,653)     (33,600)
NET ASSETS
Beginning of period ....................     266,429      300,029
                                            --------     --------
End of period ..........................    $216,776     $266,429
                                            ========     ========
 Undistributed net investment income  ..      $1,415         $---
                                              ======         ====
                    *See "Financial Highlights" on page 73.
**Shares issued from sale of shares ....       4,438        6,858
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        4,653
Shares redeemed ........................      (6,478)      (2,756)
                                              ------       ------
Increase (decrease) in outstanding
   capital shares ......................      (2,040)       8,755
                                              ======       ======
Value issued from sale of shares .......    $ 32,053      $75,985
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---       36,578
Value redeemed .........................     (46,483)     (29,300)
                                            --------      -------
Increase (decrease) in outstanding capital  $(14,430)     $83,263
                                            ========      =======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)           For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $ 7.8610 $11.9354$ 7.8176  $6.3842 $5.9990  $5.2790
                     -------- -------- -------  ------- -------  -------
Income (loss) from investment operations:
 Net investment
   income ..........   0.0515   0.0298  0.0032   0.0353  0.0485   0.0644
 Net realized and
   unrealized gain (loss)
   on investments...  (1.1070) (2.8531) 5.1235   2.1283  0.9534   0.7329
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......  (1.0555) (2.8233) 5.1267   2.1636  1.0019   0.7973
                     -------- -------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.0186)(0.0000) (0.0353)(0.0463) (0.0644)
 Capital gains .....  (0.0000) (1.2325)(1.0089) (0.6949)(0.5704) (0.0129)
                     -------- -------- -------  ------- -------  -------
Total distributions.  (0.0000) (1.2511)(1.0089) (0.7302)(0.6167) (0.0773)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $6.8055 $ 7.8610$11.9354  $7.8176 $6.3842  $5.9990
                     ======== ======== =======  ======= =======  =======
Total return........ -13.42%  -23.66%  65.58%   33.89%  16.70%   15.11%
Net assets, end of
 period (in
 millions)  ........   $217     $266    $300     $169    $115      $80
Ratio of expenses
 to average net
 assets ............   1.23%*   1.23%   1.21%    1.02%   0.98%    1.00%
Ratio of net investment
 income to average
 net assets  .......   1.37%*   0.31%   0.04%    0.47%   0.79%    1.42%
Portfolio turnover
 rate  .............  45.29 % 116.84% 118.71%   88.84% 117.37%   75.01%

*Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 5.61%
 Anadarko Petroleum Corporation,
   6.5%, 5-15-05 .........................      $250   $  254,553
 Praxair, Inc.,
   6.75%, 3-1-03 .........................       250      256,115
                                                       ----------
                                                          510,668
                                                       ----------

Communication - 4.54%
 AT&T Corp.,
   6.75%, 4-1-04 .........................       200      205,790
 Qwest Corporation,
   7.625%, 6-9-03 ........................       200      207,004
                                                       ----------
                                                          412,794
                                                       ----------

Depository Institutions - 2.46%
 Mercantile Bancorporation Inc.,
   7.625%, 10-15-02 ......................       217      224,026
                                                       ----------

Electric, Gas and Sanitary Services - 10.59%
 NorAm Energy Corp.,
   6.375%, 11-1-03 .......................       200      203,590
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .........................       200      205,214
 UtiliCorp United,
   6.875%, 10-1-04 .......................       100      101,270
 WMX Technologies, Inc.,
   7.0%, 5-15-05 .........................       250      253,250
 Western Resources, Inc.,
   7.25%, 8-15-02 ........................       200      199,776
                                                       ----------
                                                          963,100
                                                       ----------

Food and Kindred Products - 2.31%
 Grand Metropolitan Investment Corp.,
   7.125%, 9-15-04 .......................       200      210,070
                                                       ----------


                See Notes to Schedule of Investments on page 77.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Furniture and Fixtures - 2.20%
 Masco Corporation,
   6.0%, 5-3-04 ..........................      $200   $  200,060
                                                       ----------

General Merchandise Stores - 1.52%
 Penney (J.C.) Company, Inc.,
   7.6%, 4-1-07 ..........................       150      138,000
                                                       ----------

Industrial Machinery and Equipment - 2.27%
 Black & Decker Corp.,
   7.5%, 4-1-03 ..........................       200      206,428
                                                       ----------

Instruments and Related Products - 1.60%
 Raytheon Company,
   6.75%, 8-15-07 ........................       150      145,353
                                                       ----------

Insurance Carriers - 2.83%
 Aon Corporation,
   7.4%, 10-1-02 .........................       250      257,718
                                                       ----------

Metal Mining - 2.28%
 BHP Finance (USA) Limited,
   7.875%, 12-1-02 .......................       200      207,468
                                                       ----------

Motion Pictures - 2.28%
 Time Warner Inc.,
   9.625%, 5-1-02 ........................       200      207,570
                                                       ----------

Nondepository Institutions - 16.80%
 American General Finance Corporation,
   6.2%, 3-15-03 .........................       150      153,240
 Aristar, Inc.,
   5.85%, 1-27-04 ........................       150      150,454
 Associates Corporation of North America,
   7.0%, 7-23-01 .........................       200      200,322
 Ford Motor Credit Company,
   6.7%, 7-16-04 .........................       200      204,778
 General Electric Capital Corporation,
   6.15%, 11-5-01 ........................       200      201,488
 General Motors Acceptance Corporation,
   7.0%, 9-15-02 .........................       203      208,063
                See Notes to Schedule of Investments on page 77.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 Household Finance Corporation,
   7.25%, 7-15-03 ........................      $200   $  208,054
 Sears Roebuck Acceptance Corp.,
   6.36%, 12-4-01 ........................       200      201,562
                                                       ----------
                                                        1,527,961
                                                       ----------
Paper and Allied Products - 2.22%
 International Paper Company,
   6.125%, 11-1-03 .......................       200      201,684
                                                       ----------

Petroleum and Coal Products - 1.90%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-04 ........................        60       63,306
 USX Corporation,
   9.8%, 7-1-01 ..........................       110      110,000
                                                       ----------
                                                          173,306
                                                       ----------

Primary Metal Industries - 2.20%
 Engelhard Corporation,
   7.0%, 8-1-01 ..........................       200      200,296
                                                       ----------

Railroad Transportation - 4.18%
 Norfolk Southern Corporation,
   7.35%, 5-15-07 ........................       200      207,116
 Union Pacific Corporation,
   7.875%, 2-15-02 .......................       170      173,347
                                                       ----------
                                                          380,463
                                                       ----------

Transportation Equipment - 1.83%
 Lockheed Martin Corporation,
   7.25%, 5-15-06 ........................       160      166,184
                                                       ----------

TOTAL CORPORATE DEBT SECURITIES - 69.62%               $6,333,149
 (Cost: $6,255,641)

                See Notes to Schedule of Investments on page 77.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 2.22%
 Federal National Mortgage Association,
   5.0%, 2-14-03 .........................     $ 200   $  201,718
                                                       ----------

Mortgage-Backed Obligations - 22.10%
 Federal Home Loan Mortgage Corporation Agency
   REMIC/CMO,
   6.05%, 9-15-20 ........................        58       58,153
 Federal Home Loan Mortgage Corporation Fixed Rate
   Participation Certificates,
   7.0%, 8-1-07 ..........................       163      165,482
 Federal National Mortgage Association Fixed Rate
   Pass Thru Certificates:
   6.5%, 12-1-10 .........................        41       41,259
   6.0%, 1-1-11 ..........................        44       42,908
   6.5%, 2-1-11 ..........................        48       48,480
   7.0%, 5-1-11 ..........................        34       34,563
   7.0%, 7-1-11 ..........................        38       38,248
   7.0%, 9-1-12 ..........................        45       46,216
   6.0%, 11-1-13 .........................       187      183,824
   6.0%, 2-1-14 ..........................       300      295,500
   7.0%, 9-1-14 ..........................       121      122,777
   7.0%, 10-1-14 .........................       177      180,213
   6.5%, 6-1-16 ..........................       250      250,625
   7.0%, 4-1-26 ..........................        48       48,682
 Government National Mortgage Association Fixed Rate
   Pass Thru Certificates:
   6.5%, 1-15-14 .........................       103      104,006
   7.5%, 3-15-15 .........................       163      168,846
   7.0%, 7-15-29 .........................       179      180,502
                                                       ----------
Total Mortgage-Backed Obligations                       2,010,284
                                                       ----------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 24.32%     $2,212,002
 (Cost: $2,190,440)

SHORT-TERM SECURITIES
 Chemicals and Allied Products - 2.23%
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................       203      203,000
                                                       ----------


                See Notes to Schedule of Investments on page 77.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
 Food and Kindred Products - 4.06%
 General Mills, Inc.,
   3.9%, Master Note .....................      $369   $  369,000
                                                       ----------

 Nondepository Institutions - 4.46%
 PACCAR Financial Corp.,
   3.62%, Master Note ....................       406      406,000
                                                       ----------

TOTAL SHORT-TERM SECURITIES - 10.75%                   $  978,000
 (Cost: $978,000)

TOTAL INVESTMENT SECURITIES - 104.69%                  $9,523,151
 (Cost: $9,424,081)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.69%)      (426,630)

NET ASSETS - 100.00%                                   $9,096,521




Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
LIMITED-TERM BOND PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at
   value (Notes 1 and 3) ..............................    $9,523
 Cash  ................................................         1
 Dividends and interest receivable ....................       135
                                                           ------
   Total assets .......................................     9,659
                                                           ------
LIABILITIES
 Payable for investment securities sold ...............       556
 Other  ...............................................         6
                                                           ------
   Total liabilities ..................................       562
                                                           ------
    Total net assets  .................................    $9,097
                                                           ======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................    $    2
   Additional paid-in capital .........................     8,784
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....       223
   Accumulated undistributed net realized loss
    on investment transactions  .......................       (11)
   Net unrealized appreciation in value
    of investments  ...................................        99
                                                          -------
    Net assets applicable to outstanding units
      of capital ......................................    $9,097
                                                          =======
Net asset value, redemption
 and offering price per share  ........................   $5.4199
                                                          =======
Capital shares outstanding ............................     1,678
Capital shares authorized .............................    20,000


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
LIMITED-TERM BOND PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................      $239
                                                             ----
 Expenses (Note 2):
   Investment management fee ..........................        19
   Service fee ........................................         9
   Audit fees .........................................         5
   Custodian fees .....................................         1
   Other ..............................................         1
                                                             ----
    Total  ............................................        35
      Less expenses in excess of voluntary
       waiver of management fee (Note 2)  .............       (19)
                                                             ----
       Total expenses  ................................        16
                                                             ----
         Net investment income ........................       223
                                                             ----
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on investments  ....................         5
 Unrealized appreciation in value of
   investments during the period ......................       118
                                                             ----
   Net gain on investments ............................       123
                                                             ----
    Net increase in net assets resulting
      from operations .................................      $346
                                                             ====


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
LIMITED-TERM BOND PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................      $  223       $  373
 Realized net gain (loss) on investments           5           (9)
 Unrealized appreciation  ..............         118          137
                                              ------       ------
   Net increase in net assets
    resulting from operations ..........         346          501
                                              ------       ------
Dividends to shareholders from
 net investment income (Note 1E)*  .....         ---         (373)
                                              ------     --------
Capital share transactions** ...........       2,275          309
                                              ------       ------
    Total increase  ....................       2,621          437
NET ASSETS
Beginning of period ....................       6,476        6,039
                                              ------       ------
End of period ..........................      $9,097       $6,476
                                              ======       ======
 Undistributed net investment income  ..        $223         $---
                                                ====         ====
                    *See "Financial Highlights" on page 81.
**Shares issued from sale of shares ....         718          282
Shares issued from reinvestment of dividend      ---           72
Shares redeemed ........................        (293)        (299)
                                                 ---          ---
Increase in outstanding capital shares .         425           55
                                                 ===          ===
Value issued from sale of shares .......      $3,845       $1,469
Value issued from reinvestment of dividend       ---          373
Value redeemed .........................      (1,570)      (1,533)
                                              ------       ------
Increase in outstanding capital ........      $2,275       $  309
                                              ======       ======


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
Net asset value,      -------  ------- -------  ------- -------  -------
 beginning of
 period  ...........  $5.1666  $5.0405 $5.2292  $5.1882 $5.1639  $5.2521
Income (loss) from    -------  ------- -------  ------- -------  -------
 investment operations:
 Net investment income 0.1328   0.3155  0.2799   0.2935  0.3086   0.2842
 Net realized and
   unrealized gain (loss)
   on investments ..   0.1205   0.1261 (0.1887)  0.0522  0.0451  (0.0870)
Total from investment -------  ------- -------  ------- -------  -------
 operations  .......   0.2533   0.4416  0.0912   0.3457  0.3537   0.1972
                      -------  ------- -------  ------- -------  -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.3155)(0.2799) (0.2935)(0.3086) (0.2842)
 Capital gains .....  (0.0000) (0.0000)(0.0000) (0.0112)(0.0208) (0.0012)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.3155)(0.2799) (0.3047)(0.3294) (0.2854)
Net asset value,      -------  ------- -------  ------- -------  -------
 end of period  ....  $5.4199  $5.1666 $5.0405  $5.2292 $5.1882  $5.1639
                      =======  ======= =======  ======= =======  =======
Total return .......   4.92%    8.73%   1.74%    6.66%   6.85%    3.79%
Net assets, end of
 period (in millions)    $9       $6      $6       $5      $4       $4
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver ....   0.44%*   0.40%   0.64%    0.79%   0.73%    0.76%
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver ............   5.97%*   6.33%   5.63%    5.65%   5.93%    5.92%
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver  ...   0.94%*   0.90%   0.91%     ---     ---      ---
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver  ...   5.47%*   5.83%   5.36%     ---     ---      ---
Portfolio turnover
 rate  .............  15.69%   47.32%  22.81%   47.11%  35.62%   15.81%
  *Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
BANK OBLIGATIONS
Commercial Paper - 1.31%
 ANZ (DE) Inc.,
   3.75%, 7-23-01 ........................  $  1,000   $  997,708
                                                      -----------

Notes - 2.87%
 Shepherd Capital L.L.C. (Comerica Bank),
   4.07%, 7-5-01 .........................     1,190    1,190,000
 Wells Fargo & Company,
   3.89%, 7-16-01 ........................     1,000      999,984
                                                      -----------
                                                        2,189,984
                                                      -----------

TOTAL BANK OBLIGATIONS - 4.18%                         $3,187,692
 (Cost: $3,187,692)

CORPORATE OBLIGATIONS
Commercial Paper
 Amusement and Recreation Services - 0.41%
 Walt Disney Company (The),
   4.65%, 8-10-01 ........................       318      316,357
                                                      -----------

 Chemicals and Allied Products - 2.08%
 BOC Group Inc. (DE),
   4.17%, 7-2-01 .........................     1,579    1,578,817
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................         6        6,000
                                                      -----------
                                                        1,584,817
                                                      -----------

 Communication - 3.90%
 BellSouth Corporation,
   3.72%, 7-20-01 ........................     1,975    1,971,122
 Verizon Global Funding, Inc.,
   3.92%, 9-17-01 ........................     1,000      999,852
                                                      -----------
                                                        2,970,974
                                                      -----------

 Electric, Gas and Sanitary Services - 3.00%
 Questar Corp.,
   3.82%, 8-17-01 ........................     2,300    2,288,529
                                                      -----------

 Electronic and Other Electric Equipment - 1.97%
 Sony Capital Corp.,
   3.99%, 7-6-01 .........................     1,500    1,499,169
                                                      -----------

                See Notes to Schedule of Investments on page 88.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (continued)
Commercial Paper (continued)
 Food and Kindred Products - 4.59%
 Diageo Capital Corp Inc.,
   4.23%, 7-23-01 ........................   $ 1,000  $   997,415
 Golden Peanut Co.,
   4.75%, 7-16-01 ........................     1,000      998,021
 Heinz (H.J.) Co.,
   3.8%, 7-23-01 .........................     1,510    1,506,493
                                                      -----------
                                                        3,501,929
                                                      -----------

 General Merchandise Stores - 0.98%
 May Department Stores Co.,
   3.93%, 7-6-01 .........................       750      749,591
                                                      -----------

 Industrial Machinery and Equipment - 2.98%
 Hewlett-Packard Company:
   3.94%, 7-17-01 ........................     1,250    1,247,811
   3.89%, 8-13-01 ........................     1,030    1,025,214
                                                      -----------
                                                        2,273,025
                                                      -----------

 Nondepository Institutions - 2.88%
 General Electric Capital Corporation:
   3.95%, 7-2-01 .........................     1,200    1,199,869
   3.76%, 7-5-01 .........................     1,000      999,582
                                                      -----------
                                                        2,199,451
                                                      -----------

 Paper and Allied Products - 1.31%
 Kimberly-Clark Corporation,
   5.74%, 7-13-01 ........................     1,000      998,087
                                                      -----------

 Printing and Publishing - 1.44%
 Tribune Co.,
   4.65%, 7-27-01 ........................     1,100    1,096,306
                                                      -----------

Total Commercial Paper - 25.54%                        19,478,235

                See Notes to Schedule of Investments on page 88.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (continued)
Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 2.61%
 River Fuel Funding Co. No. 3, Inc. (Bank of New York),
   3.87%, 7-31-01 ........................    $2,000  $ 1,993,550
                                                      -----------

 Nondepository Institutions - 7.35%
 ED&F Man Treasury Management Ltd. (Rabobank Nederland):
   3.8%, 7-16-01 .........................     1,000      998,417
   3.88%, 8-20-01 ........................       725      721,093
   3.77%, 8-28-01 ........................     1,000      993,926
 Sinochem American C.P. Inc. (ABN AMRO Bank N.V.):
   3.64%, 8-1-01 .........................     2,200    2,193,104
   3.91%, 8-1-01 .........................       700      697,643
                                                      -----------
                                                        5,604,183
                                                      -----------

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 9.96%                              7,597,733

Notes
 Chemicals and Allied Products - 0.66%
 Lilly (Eli) & Company,
   4.7%, 3-22-02 .........................       500      500,000
                                                      -----------

 Communication - 2.23%
 BellSouth Corporation,
   4.287%, 4-26-02 .......................     1,700    1,699,376
                                                      -----------

 Electric, Gas and Sanitary Services - 2.34%
 Baltimore Gas & Electric Co.,
   4.0%, 9-4-01 ..........................     1,784    1,783,957
                                                      -----------

 Food and Kindred Products - 1.59%
 Heinz (H.J.) Co.:
   4.0%, 7-11-01 .........................       715      714,206
   6.82%, 11-15-01 .......................       500      500,000
                                                      -----------
                                                        1,214,206
                                                      -----------

                See Notes to Schedule of Investments on page 88.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (continued)
Notes (continued)
 Nondepository Institutions - 5.90%
 Caterpillar Financial Services Corp.:
   4.92625%, 7-2-01 ......................    $1,500  $ 1,500,011
   4.0525%, 9-5-01 .......................     1,000    1,001,663
 Deere (John) Capital Corp.,
   4.1275%, 9-17-01 ......................     1,000    1,000,828
 General Electric Capital Corporation,
   5.44%, 1-14-02 ........................     1,000    1,000,925
                                                      -----------
                                                        4,503,427
                                                      -----------

 Transportation Equipment - 1.97%
 General Motors Corporation,
   9.125%, 7-15-01 .......................     1,500    1,502,683
                                                      -----------

 Wholesale Trade - Nondurable Goods - 1.31%
 Philip Morris Companies Inc.,
   6.0%, 7-15-01 .........................     1,000      999,456
                                                      -----------

Total Notes - 16.00%                                   12,203,105

TOTAL CORPORATE OBLIGATIONS - 51.50%                  $39,279,073
 (Cost: $39,279,073)

MUNICIPAL OBLIGATIONS
California - 3.67%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   4.0%, 7-5-01 ..........................     2,800    2,800,000
                                                      -----------

Colorado - 2.36%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale),
   3.72%, 8-8-01 .........................     1,805    1,797,912
                                                      -----------


                See Notes to Schedule of Investments on page 88.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Indiana - 1.31%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   3.85%, 7-24-01 ........................    $1,000  $ 1,000,000
                                                      -----------

Louisiana - 7.54%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project):
   3.97%, 8-13-01 ........................     1,000    1,000,000
   3.86%, 8-10-01 ........................       950      950,000
 Industrial Development Board of the Parish
   of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale),
   4.0%, 7-11-01 .........................     2,600    2,600,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   4.02%, 8-7-01 .........................     1,200    1,200,000
                                                      -----------
                                                        5,750,000
                                                      -----------

New York - 4.26%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   4.85%, 7-3-01 .........................     2,000    2,000,000
 New York City Industrial Development Agency,
   Industrial Development Revenue Bonds, Variable
   Composite Taxable Offering IV, 1988 Series C
   (The Bank of New York),
   4.15%, 7-5-01 .........................       750      750,000
 Putnam Hospital Center, Multi-Mode Revenue Bonds,
   Series 1999 (The Bank of New York),
   4.15%, 7-5-01 .........................       500      500,000
                                                      -----------
                                                        3,250,000
                                                      -----------


                See Notes to Schedule of Investments on page 88.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Ohio - 2.36%
 State of Ohio, Taxable Solid Waste Revenue
   Bonds, Series 2000, Taxable (BP Exploration &
   Oil Inc. Project - BP Amoco P.L.C. Guarantor),
   4.28%, 7-10-01 ........................    $1,800  $ 1,800,000
                                                      -----------

Rhode Island - 0.47%
 Rhode Island Industrial Facilities Corporation,
   Variable Rate Demand, Taxable Industrial Development
   Revenue Bonds, 2001 Series B (Gardner Specialty
   Metals, LLC and B.A. Ballou & Co. Incorporated
   Project), (Fleet National Bank),
   3.9%, 7-3-01 ..........................       360      360,000
                                                      -----------

Texas - 2.82%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   4.88%, 7-10-01.........................     1,150    1,148,596
 Brazos River Harbor Navigation District of
   Brazoria County, Texas, Taxable Variable Rate
   Demand Revenue Bonds, Series 2001A (The Dow
   Chemical Company Project),
   4.08%, 7-6-01 .........................     1,000    1,000,000
                                                      -----------
                                                        2,148,596
                                                      -----------

Washington - 3.00%
 Washington State Housing Finance Commission,
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds (Brittany Park Project),
   Series 1996B (U.S. Bank of Washington,
   National Association),
   3.9%, 7-2-01 ..........................     2,290    2,290,000
                                                      -----------

TOTAL MUNICIPAL OBLIGATIONS - 27.79%                  $21,196,508
 (Cost: $21,196,508)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.55%, 11-26-01 .......................       400      401,292
   5.05%, 1-3-02 .........................       600      584,345
   4.875%, 1-22-02 .......................     1,000      998,116
   5.1%, 2-8-02 ..........................     1,000    1,000,000
   6.4%, 3-13-02 .........................       750      760,622
   4.1%, 5-16-02 .........................       900      900,000

                See Notes to Schedule of Investments on page 88.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
   4.3%, 5-21-02 .........................    $  750  $   750,000
   4.1%, 5-23-02 .........................     2,500    2,500,000
 Federal National Mortgage Association:
   5.27%, 11-30-01 .......................     2,000    2,000,631
   5.25%, 2-21-02 ........................     1,000    1,000,000
   3.86%, 5-14-02 ........................     1,000    1,000,000
                                                      -----------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 15.59%    $11,895,006
 (Cost: $11,895,006)

TOTAL INVESTMENT SECURITIES - 99.06%                  $75,558,279
 (Cost: $75,558,279)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%         719,846

NET ASSETS - 100.00%                                  $76,278,125


Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MONEY MARKET PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....   $75,558
 Cash  ................................................         1
 Receivables:
   Fund shares sold ...................................       393
   Dividends and interest .............................       388
 Prepaid insurance premium  ...........................         1
                                                          -------
    Total assets  .....................................    76,341
                                                          -------
LIABILITIES
 Payable to Fund shareholders  ........................        40
 Dividends payable ....................................        14
 Accrued accounting services fee (Note 2)  ............         3
 Accrued management fee (Note 2)  .....................         2
 Accrued service fee (Note 2)  ........................         1
 Other  ...............................................         3
                                                          -------
    Total liabilities  ................................        63
                                                          -------
      Total net assets ................................   $76,278
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................   $    76
   Additional paid-in capital .........................    76,202
                                                          -------
    Net assets applicable to outstanding units
      of capital ......................................   $76,278
                                                          =======
Net asset value, redemption
 and offering price per share  ........................   $1.0000
                                                          =======
Capital shares outstanding ............................    76,278
Capital shares authorized .............................   150,000


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MONEY MARKET PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  .................    $1,706
                                                           ------
 Expenses (Note 2):
   Investment management fee ..........................       131
   Service fee ........................................        82
   Accounting services fee ............................        16
   Custodian fees .....................................         6
   Audit fees .........................................         4
   Legal fees .........................................         1
   Other ..............................................         3
                                                           ------
    Total expenses  ...................................       243
                                                           ------
      Net investment income............................     1,463
                                                           ------
       Net increase in net assets resulting from
         operations ...................................    $1,463
                                                           ======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MONEY MARKET PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income  ................     $ 1,463      $ 3,137
                                             -------      -------
 Net increase in net assets
   resulting from operations ...........       1,463        3,137
                                             -------      -------
Dividends to shareholders from
 net investment income (Note 1E)*  .....      (1,463)      (3,137)
                                             -------      -------
Capital share transactions** ...........      24,576      (12,700)
                                             -------      -------
    Total increase (decrease)  .........      24,576      (12,700)
NET ASSETS
Beginning of period ....................      51,702       64,402
                                             -------      -------
End of period ..........................     $76,278      $51,702
                                             =======      =======
 Undistributed net investment income  ..        $---         $---
                                                ====         ====
                    *See "Financial Highlights" on page 92.
**Shares issued from sale of shares ....      95,462      283,377
Shares issued from reinvestment of dividends   1,463        3,137
Shares redeemed ........................     (72,349)    (299,214)
                                             -------      -------
Increase (decrease) in outstanding
 capital shares  .......................      24,576      (12,700)
                                             =======      =======
Value issued from sale of shares .......     $95,462     $283,377
Value issued from reinvestment of dividends    1,463        3,137
Value redeemed .........................     (72,349)    (299,214)
                                             -------     --------
Increase (decrease) in outstanding
 capital  ..............................     $24,576     $(12,700)
                                             =======     ========


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
 income  ...........   0.0228   0.0571  0.0450   0.0492  0.0503   0.0486
Less dividends
 declared  .........  (0.0228) (0.0571)(0.0450) (0.0492)(0.0503) (0.0486)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.32%    5.87%   4.62%    5.04%   5.13%    5.01%
Net assets, end of
 period (in
 millions)  ........    $76      $52     $64      $54     $43      $37
Ratio of expenses
 to average net
 assets ............   0.75%*   0.75%   0.77%    0.68%   0.58%    0.61%
Ratio of net investment
 income to average
 net assets  .......   4.48%*   5.67%   4.51%    4.90%   5.04%    4.87%

*Annualized.

                       See Notes to Financial Statements.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS
Business Services - 8.62%
 AOL Time Warner Inc.*  ..................    65,200  $ 3,455,600
 Acxiom Corporation*  ....................    78,900    1,002,819
 Cerner Corporation*  ....................   125,900    5,272,692
 CheckFree Corporation *  ................    53,000    1,863,480
 Getty Images, Inc.*  ....................    72,500    1,903,488
 Iona Technologies plc, ADR (A)*  ........    31,700    1,220,450
 Micromuse Inc.*  ........................    52,200    1,428,714
 NetIQ Corporation*  .....................    56,500    1,791,615
 PEC Solutions, Inc.*  ...................    35,100      789,048
 Veritas Software Corp.*  ................    65,100    4,328,499
                                                      -----------
                                                       23,056,405
                                                      -----------

Cable and Other Pay Television Services - 3.38%
 Adelphia Communications Corporation,
   Class A* ..............................    76,900    3,125,985
 Cox Communications, Inc., Class A*  .....   133,400    5,909,620
                                                      -----------
                                                        9,035,605
                                                      -----------

Chemicals and Allied Products - 18.86%
 American Home Products Corporation  .....    74,400    4,347,936
 Biogen, Inc.*  ..........................    94,800    5,150,484
 Bristol-Myers Squibb Company  ...........   144,800    7,573,040
 Forest Laboratories, Inc. (A)*  .........   100,200    7,114,200
 Genzyme Corporation - General
   Division (A)*..........................    70,800    4,336,500
 IVAX Corporation*  ......................    56,800    2,215,200
 Johnson & Johnson  ......................    84,200    4,210,000
 Merck & Co., Inc.  ......................    24,900    1,591,359
 Pfizer Inc.  ............................   126,500    5,066,325
 Pharmacyclics, Inc.*  ...................    70,000    2,373,000
 QLT Inc.*  ..............................    76,700    1,502,936
 Schering-Plough Corporation  ............    84,400    3,058,656
 Transkaryotic Therapies, Inc.*  .........    64,950    1,899,788
                                                      -----------
                                                       50,439,424
                                                      -----------

Communication - 11.70%
 Nextel Communications, Inc.*  ...........   214,900    3,766,122
 Research In Motion Limited (A)*  ........   246,100    7,905,963
 Sprint Corporation - FON Group  .........   286,000    6,108,960
 Sprint Corporation - PCS Group*  ........   176,600    4,264,890
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   234,400    1,268,104
 USA Networks, Inc.*  ....................   180,000    5,039,100

                See Notes to Schedule of Investments on page 96.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2001
                                              Shares        Value
COMMON STOCKS (Continued)
Communication (Continued)
 Vodafone Group Plc,
   ADR ...................................   131,000  $ 2,927,850
                                                      -----------
                                                       31,280,989
                                                      -----------

Depository Institutions - 2.33%
 Concord EFS, Inc. (A)*  .................   120,000    6,240,600
                                                      -----------

Educational Services - 1.39%
 Edison Schools Inc.*  ...................   163,700    3,719,264
                                                      -----------

Electronic and Other Electric Equipment - 6.84%
 Agere Systems Inc.*  ....................   439,100    3,293,250
 Integrated Device Technology, Inc.*  ....    37,700    1,181,895
 LSI Logic Corporation*  .................   100,100    1,881,880
 Lattice Semiconductor Corporation*  .....    88,200    2,178,540
 McData Corporation, Class A*  ...........   116,446    2,081,472
 Nokia Corporation, Series A, ADR  .......    84,500    1,862,380
 Nortel Networks Corporation  ............   115,350    1,048,531
 QUALCOMM Incorporated*  .................    33,300    1,947,551
 Sanmina Corporation*  ...................   118,900    2,809,607
                                                      -----------
                                                       18,285,106
                                                      -----------

Engineering and Management Services - 4.49%
 Gene Logic Inc.*  .......................    40,000      871,000
 ICOS Corporation*  ......................    73,900    4,638,334
 Incyte Pharmaceuticals, Inc.*  ..........    60,000    1,461,900
 KPMG Consulting, Inc.*  .................   131,800    2,023,789
 Paychex, Inc.  ..........................    75,000    2,999,625
                                                      -----------
                                                       11,994,648
                                                      -----------

Health Services - 1.37%
 Tenet Healthcare Corporation*  ..........    71,200    3,673,208
                                                      -----------

Industrial Machinery and Equipment - 3.41%
 Baker Hughes Incorporated  ..............    67,400    2,257,900
 Cisco Systems, Inc.*  ...................    46,600      847,654
 Cooper Cameron Corporation*  ............    18,000    1,004,400
 Hewlett-Packard Company  ................    98,300    2,811,380
 RSA Security Inc.*  .....................    30,100      933,852
 Symbol Technologies, Inc.  ..............    56,800    1,260,960
                                                      -----------
                                                        9,116,146

                                                      -----------
                See Notes to Schedule of Investments on page 96.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 2.12%
 Applera Corporation-Celera
   Genomics Group* .......................    17,000   $  674,220
 Beckman Coulter, Inc.  ..................    23,200      946,560
 Guidant Corporation*  ...................   112,200    4,039,200
                                                      -----------
                                                        5,659,980
                                                      -----------

Oil and Gas Extraction - 5.55%
 Apache Corporation  .....................   107,500    5,455,625
 Burlington Resources Incorporated  ......    60,215    2,405,589
 Noble Affiliates, Inc.  .................    85,200    3,011,820
 Phillips Petroleum Company  .............    26,900    1,533,300
 Unocal Corporation  .....................    71,600    2,445,140
                                                      -----------
                                                       14,851,474
                                                      -----------

Primary Metal Industries - 0.62%
 Lone Star Technologies, Inc.*  ..........    45,500    1,647,100
                                                      -----------

TOTAL COMMON STOCKS - 70.68%                         $188,999,949
 (Cost: $195,119,528)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 3.74%
 Hertz Corporation (The),
   4.0%, 7-6-01 ..........................   $10,000    9,994,445
                                                      -----------

Chemicals and Allied Products - 3.86%
 Glaxo Wellcome PLC,
   3.94%, 7-9-01 .........................     6,000    5,994,747
 Merck & Co., Inc.,
   3.92%, 7-2-01 .........................     4,330    4,329,528
                                                      -----------
                                                       10,324,275
                                                      -----------


                See Notes to Schedule of Investments on page 96.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Communication - 3.74%
 BellSouth Corporation,
   3.92%, 7-6-01 .........................   $10,000  $ 9,994,556
                                                      -----------

Electric, Gas and Sanitary Services - 8.20%
 Florida Power Corp.,
   3.95%, 7-26-01 ........................     7,000    6,980,798
 Kansas City Power & Light Co.,
   4.12%, 8-2-01 .........................     5,000    4,981,689
 Michigan Consolidated Gas Co.,
   3.75%, 7-27-01 ........................    10,000    9,972,917
                                                      -----------
                                                       21,935,404
                                                      -----------

Food and Kindred Products - 0.37%
 General Mills, Inc.,
   3.9%, Master Note .....................       994      994,000
                                                      -----------

General Merchandise Stores - 5.82%
 May Department Stores Co.:
   3.93%, 7-6-01 .........................    10,000    9,994,542
   3.74%, 7-13-01 ........................     5,570    5,563,056
                                                      -----------
                                                       15,557,598
                                                      -----------

Nondepository Institutions - 0.77%
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     2,074    2,074,000
                                                      -----------

Printing and Publishing - 1.87%
 Gannett Co.,
   3.85%, 7-9-01 .........................     5,000    4,995,722
                                                      -----------

TOTAL SHORT-TERM SECURITIES - 28.37%                 $ 75,870,000
 (Cost: $75,870,000)

TOTAL INVESTMENT SECURITIES - 99.05%                 $264,869,949
 (Cost: $270,989,528)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%       2,530,174

NET ASSETS - 100.00%                                 $267,400,123

                See Notes to Schedule of Investments on page 96.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2001


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A) As of June 30, 2001, the following written call options were outstanding (See Note 5 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Price
---------------------------       -------------------------------------    -----
     -----
  Concord EFS, Inc.       1,200     September/50$  791,781$  804,000
  Forest Laboratories, Inc. 502     November/80    185,740   175,198
  Genzyme Corporation - General
    Division                708     July/47.5      331,687   800,040
  Iona Technologies plc, ADR132     July/40         15,840    26,004
  Research In Motion Limited1,381   July/35        328,687   247,182
                                                --------------------
                                                $1,653,735$2,052,424
                                                ====================

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $264,870
 Cash  ................................................         1
 Receivables:
   Investment securities sold..........................     5,618
   Fund shares sold ...................................       262
   Dividends and interest .............................        46
                                                         --------
    Total assets  .....................................   270,797
                                                         --------
LIABILITIES
 Outstanding call options at market (Note 5)  .........     2,052
 Payable for investment securities purchased  .........       847
 Payable to Fund shareholders  ........................       470
 Accrued management fee (Note 2)  .....................        12
 Accrued accounting services fee (Note 2)  ............         5
 Accrued service fee (Note 2)  ........................         4
 Other  ...............................................         7
                                                         --------
    Total liabilities  ................................     3,397
                                                         --------
      Total net assets ................................  $267,400
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...................................... $      22
   Additional paid-in capital .........................   302,845
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....     1,139
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (30,088)
   Net unrealized depreciation in value of
    securities  .......................................    (6,119)
   Net unrealized depreciation in value of written
    call options  .....................................      (399)
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $267,400
                                                         ========
Net asset value, redemption
 and offering price per share  ........................  $12.4011
                                                         ========
Capital shares outstanding ............................    21,563
Capital shares authorized .............................    50,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SCIENCE AND TECHNOLOGY PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................    $2,323
   Dividends  (net of foreign withholding taxes of $5).       361
                                                         --------
    Total income  .....................................     2,684
                                                         --------
 Expenses (Note 2):
   Investment management fee ..........................     1,143
   Service fee ........................................       341
   Accounting services fee ............................        28
   Custodian fees .....................................        11
   Audit fees .........................................         7
   Legal fees .........................................         2
   Other ..............................................        13
                                                         --------
    Total expenses  ...................................     1,545
                                                         --------
      Net investment income ...........................     1,139
                                                         --------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities ......................   (29,085)
 Realized net loss on call options written ............    (1,003)
                                                         --------
   Realized net loss on investments ...................   (30,088)
                                                         --------
 Unrealized depreciation in value of
   securities during the period .......................    (9,874)
 Unrealized depreciation in value of written call
   options during the period...........................      (399)
                                                         --------
   Unrealized depreciation in value of investments
    during the period .................................   (10,273)
                                                         --------
    Net loss on investments  ..........................   (40,361)
                                                         --------
      Net decrease in net assets
       resulting from operations  .....................  $(39,222)
                                                         ========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SCIENCE AND TECHNOLOGY PORTFOLIO
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income  ................    $  1,139     $  1,920
 Realized net gain (loss) on investments     (30,088)      55,083
 Unrealized depreciation  ..............     (10,273)    (132,295)
                                            --------     --------
   Net decrease in net assets
    resulting from operations  .........     (39,222)     (75,292)
                                            --------     --------
Dividends to shareholders from (Note 1E):*
 Net investment income  ................         ---       (1,920)
 Realized gains on
   security transactions ...............         ---      (55,084)
                                            --------     --------
                                                ----      (57,004)
                                            --------     --------
Capital share transactions** ...........      11,266      174,968
                                            --------     --------
    Total increase (decrease)  .........     (27,956)      42,672
NET ASSETS
Beginning of period ....................     295,356      252,684
                                            --------     --------
End of period ..........................    $267,400     $295,356
                                            ========     ========
 Undistributed net investment income  ..      $1,139         $---
                                              ======         ====
                    *See "Financial Highlights" on page 100.
**Shares issued from sale of shares ....       4,930        7,789
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        3,999
Shares redeemed ........................      (4,088)      (2,343)
                                               -----        -----
Increase in outstanding capital shares .         842        9,445
                                               =====        =====
Value issued from sale of shares .......     $62,861     $166,054
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---       57,004
Value redeemed .........................     (51,595)     (48,090)
                                            --------      -------
Increase in outstanding capital ........     $11,266     $174,968
                                            ========      =======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the        For the fiscal      For the
                    six month   year ended December 31,  period
                      ended    ------------------------   ended
                     6-30-01    2000    1999     1998  12/31/97*
                    ---------  ------- -------  ------- ----------
Net asset value,
 beginning of period $14.2542 $22.4087$ 8.2750  $5.7726 $5.0000
                     -------- -------- -------  ------- -------
Income (loss) from investment operations:
 Net investment
   income (loss) ...   0.0528   0.1151 (0.0309)  0.0032  0.0146
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.9059) (4.8532)14.4840   2.6551  0.7971
                     -------- -------- -------  ------- -------
Total from investment
 operations  .......  (1.8531) (4.7381)14.4531   2.6583  0.8117
                     -------- -------- -------  ------- -------
Less distributions from:
 Net investment
   income ..........  (0.0000) (0.1151)(0.0000) (0.0032)(0.0146)
 Capital gains .....  (0.0000) (3.3013)(0.3194) (0.1527)(0.0245)
                     -------- -------- -------  ------- -------
Total distributions   (0.0000) (3.4164)(0.3194) (0.1559)(0.0391)
                     -------- -------- -------  ------- -------
Net asset value,
 end of period  .... $12.4011 $14.2542$22.4087  $8.2750 $5.7726
                     ======== ======== =======  ======= =======
Total return........ -13.00%  -21.15% 174.66%   46.05%  16.24%
Net assets, end of
 period (in
 millions)  ........   $267     $295    $253      $35     $10
Ratio of expenses
 to average net
 assets ............   1.15%**  1.14%   1.10%    0.92%   0.94%
Ratio of net investment
 income (loss) to average
 net assets  .......   0.85%**  0.64%  -0.38%    0.07%   0.64%
Portfolio turnover
 rate  .............  56.28%   93.76%  47.36%   64.72%  15.63%
 *The Science and Technology Portfolio's inception date is March 13, 1997;
  however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through December 31, 1997. Ratios have been annualized.
**Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS
Automotive Dealers and Service Stations - 1.59%
 O'Reilly Automotive, Inc.*  .............   200,000 $  5,760,000
                                                     ------------

Business Services - 23.12%
 Acxiom Corporation*  ....................   505,000    6,418,550
 Affymetrix, Inc.*  ......................   205,098    4,476,264
 Catalina Marketing Corporation*  ........   175,700    5,360,607
 Cerner Corporation*  ....................   105,400    4,414,152
 CheckFree Corporation *  ................   185,000    6,504,600
 Citrix Systems, Inc.*  ..................   150,100    5,249,747
 Dendrite International, Inc.*  ..........   410,800    4,549,610
 Digital Insight Corporation*  ...........   430,600    9,085,660
 FactSet Research Systems, Inc.  .........   163,000    5,819,100
 Getty Images, Inc.*  ....................   337,200    8,853,186
 MemberWorks Incorporated*  ..............   202,500    4,702,050
 OTG Software, Inc.*  ....................   288,200    2,046,220
 ProBusiness Services, Inc.*  ............   106,900    2,838,729
 Sanchez Computer Associates, Inc.*  .....   229,400    3,210,453
 Take-Two Interactive Software, Inc.* ... 181,200 3,365,790 Transaction Systems Architects, Inc.,
   Class A* ..............................   473,700    6,705,224
                                                     ------------
                                                       83,599,942
                                                     ------------

Chemicals and Allied Products - 1.75%
 Pharmacyclics, Inc.*  ...................   186,300    6,315,570
                                                     ------------

Coal Mining - 1.37%
 Peabody Energy Corporation*  ............   151,700    4,968,175
                                                     ------------

Communication - 5.78%
 Emmis Communications Corporation,
   Class A* ..............................   120,400    3,707,718
 Illuminet Holdings, Inc.*  ..............   266,600    8,391,235
 Western Wireless Corporation,
   Class A* ..............................   204,400    8,790,222
                                                     ------------
                                                       20,889,175
                                                     ------------


               See Notes to Schedule of Investments on page 104.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Educational Services - 3.33%
 ITT Educational Services, Inc.*  ........   267,500  $12,037,500
                                                     ------------

Electronic and Other Electric Equipment - 7.83%
 Advanced Fibre Communications, Inc.*  ...   372,800    7,692,728
 Cree, Inc.*  ............................   208,900    5,432,445
 Genesis Microchip Incorporated*  ........    20,600      746,235
 Tekelec*  ...............................   274,400    7,374,500
 TriQuint Semiconductor, Inc.*  ..........   317,600    7,068,188
                                                     ------------
                                                       28,314,096
                                                     ------------

Engineering and Management Services - 3.79%
 Gene Logic Inc.*  .......................   252,700    5,502,542
 MAXIMUS, Inc.*  .........................   205,000    8,218,450
                                                     ------------
                                                       13,720,992
                                                     ------------

Food and Kindred Products - 4.00%
 American Italian Pasta Company, Class A*    312,000   14,476,800
                                                     ------------

Health Services - 4.57%
 American Healthways, Inc.*  .............   210,000    8,152,200
 Amsurg Corp., Class A*  .................   282,000    8,361,300
                                                     ------------
                                                       16,513,500
                                                     ------------

Industrial Machinery and Equipment - 1.97%
 Lam Research Corporation*  ..............   237,800    7,113,787
                                                     ------------


               See Notes to Schedule of Investments on page 104.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 3.97%
 Credence Systems Corporation*  ..........   126,800 $  3,072,998
 VISX, Incorporated*  ....................   584,200   11,304,270
                                                     ------------
                                                       14,377,268
                                                     ------------

Miscellaneous Retail - 0.82%
 Borders Group, Inc.*  ...................   132,400    2,965,760
                                                     ------------

Nondepository Institutions - 1.88%
 Financial Federal Corporation*  .........   235,400    6,814,830
                                                     ------------

Oil and Gas Extraction - 3.67%
 Global Industries, Ltd.*  ...............   481,400    6,371,329
 Newfield Exploration Company*  ..........   214,900    6,889,694
                                                     ------------
                                                       13,261,023
                                                     ------------

Railroad Transportation - 1.01%
 Kansas City Southern Industries, Inc.*  .   232,300    3,670,340
                                                     ------------

Rubber and Miscellaneous Plastics Products - 1.29%
 AptarGroup, Inc.  .......................   144,400    4,682,892
                                                     ------------

Stone, Clay and Glass Products - 1.15%
 Cabot Microelectronics Corporation*  ....    66,300    4,156,679
                                                     ------------

Transportation Equipment - 2.90%
 Gentex Corporation*  ....................   376,000   10,481,000
                                                     ------------

Wholesale Trade -- Durable Goods - 2.98%
 MSC Industrial Direct Co., Inc.,
   Class A* ..............................   483,700    8,416,380
 Packard BioScience Company*  ............   282,800    2,345,826
                                                     ------------
                                                       10,762,206
                                                     ------------

TOTAL COMMON STOCKS - 78.77%                         $284,881,535
 (Cost: $252,476,718)

               See Notes to Schedule of Investments on page 104.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITY - 0.16%
Communication
 Kestrel Solutions, Inc.,
   5.5%, 7-15-05, Convertible (A) ........   $ 1,000  $   575,000
                                                     ------------
 (Cost: $1,000,000)

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 2.69%
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................     1,379    1,379,000
 Glaxo Wellcome PLC,
   3.94%, 7-9-01 .........................     3,000    2,997,373
 Merck & Co., Inc.:
   3.92%, 7-2-01 .........................     3,365    3,364,634
   3.95%, 7-2-01 .........................     2,000    1,999,781
                                                     ------------
                                                        9,740,788
                                                     ------------

 Depository Institutions - 4.01%
 National Australia Funding (DE) Inc.,
   3.86%, 7-5-01 .........................     5,000    4,997,856
 Wells Fargo & Company,
   3.9%, 7-6-01 ..........................     9,500    9,494,854
                                                     ------------
                                                       14,492,710
                                                     ------------

 Electric, Gas and Sanitary Services - 1.10%
 PS Colorado Credit Corp.,
   4.09%, 7-6-01 .........................     4,000    3,997,728
                                                     ------------

 Food and Kindred Products - 3.17%
 ConAgra Foods, Inc.,
   4.02%, 7-27-01 ........................     6,850    6,830,112
 General Mills, Inc.,
   3.9%, Master Note .....................     4,634    4,634,000
                                                     ------------
                                                       11,464,112
                                                     ------------

               See Notes to Schedule of Investments on page 104.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Industrial Machinery and Equipment - 2.21%
 Hewlett-Packard Company:
   3.73%, 7-12-01 ........................   $ 5,000 $  4,994,301
   3.94%, 7-17-01 ........................     3,000    2,994,747
                                                     ------------
                                                        7,989,048
                                                     ------------

 Nondepository Institutions - 3.43%
 PACCAR Financial Corp.,
   3.62%, Master Note ....................     2,396    2,396,000
 Transamerica Finance Corp.,
   3.93%, 7-5-01 .........................    10,000    9,995,633
                                                     ------------
                                                       12,391,633
                                                     ------------

 Printing and Publishing - 2.76%
 Gannett Co.,
   3.85%, 7-9-01 .........................    10,000    9,991,444
                                                     ------------
Total Commercial Paper - 19.37%                        70,067,463

Municipal Obligation - 1.11%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   4.15%, 7-2-01 .........................     4,000    4,000,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 20.48%                 $ 74,067,463
 (Cost: $74,067,463)

TOTAL INVESTMENT SECURITIES - 99.41%                 $359,523,998
 (Cost: $327,544,181)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.59%       2,119,505

NET ASSETS - 100.00%                                 $361,643,503



               See Notes to Schedule of Investments on page 104.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
June 30, 2001




Notes to Schedule of Investments
     *No dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the total value of this security amounted to 0.16% of net assets.
     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SMALL CAP PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
 Investment securities--at value (Notes 1 and 3)  .....  $359,524
 Cash  ................................................         1
 Receivables:
   Investment shares sold..............................     2,248
   Fund shares sold ...................................       459
   Dividends and interest .............................        52
 Prepaid insurance premium  ...........................         1
                                                         --------
    Total assets  .....................................   362,285
                                                         --------
LIABILITIES
 Payable to Fund shareholders  ........................       562
 Payable for investment securities purchased  .........        46
 Accrued management fee (Note 2)  .....................        16
 Accrued accounting services fee (Note 2)  ............         6
 Accrued service fee (Note 2)  ........................         5
 Other  ...............................................         6
                                                         --------
    Total liabilities  ................................       641
                                                         --------
      Total net assets ................................  $361,644
                                                         ========
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................  $     43
   Additional paid-in capital .........................   371,984
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income ....       216
   Accumulated undistributed net realized loss on
    investment transactions  ..........................   (42,579)
   Net unrealized appreciation in value of
    investments  ......................................    31,980
                                                         --------
    Net assets applicable to outstanding units
      of capital ......................................  $361,644
                                                         ========
Net asset value, redemption
 and offering price per share  ........................   $8.3904
                                                         ========
Capital shares outstanding ............................    43,102
Capital shares authorized .............................    80,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SMALL CAP PORTFOLIO
For the Six Months Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................   $ 2,141
   Dividends ..........................................        18
                                                          -------
    Total income  .....................................     2,159
                                                          -------
 Expenses (Note 2):
   Investment management fee ..........................     1,447
   Service fee ........................................       429
   Accounting services fee ............................        31
   Custodian fees .....................................        13
   Audit fees .........................................         7
   Legal fees .........................................         2
   Other ..............................................        14
                                                          -------
    Total expenses  ...................................     1,943
                                                          -------
      Net investment income ...........................       216
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  ....................   (42,579)
 Unrealized appreciation in value of
   investments during the period ......................    53,099
                                                          -------
   Net gain on investments ............................    10,520
                                                          -------
    Net increase in net assets
      resulting from operations .......................   $10,736
                                                          =======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SMALL CAP PORTFOLIO
(In Thousands)                            For the six For the fiscal
(Unaudited)                              months ended   year ended
                                           June 30,    December 31,
                                             2001          2000
INCREASE IN NET ASSETS                  ------------  ------------
Operations:
 Net investment income  ................    $    216     $  2,426
 Realized net gain (loss) on investments     (42,579)      66,818
 Unrealized appreciation (depreciation)       53,099     (118,168)
                                            --------     --------
   Net increase (decrease) in net assets
    resulting from operations  .........      10,736      (48,924)
                                            --------     --------
Dividends to shareholders from (Note 1E):*
 Net investment income  ................         ---       (2,426)
 Realized gains on
   security transactions ...............         ---      (66,818)
                                            --------     --------
                                                 ---      (69,244)
                                            --------     --------
Capital share transactions** ...........       5,701      145,475
                                            --------     --------
    Total increase  ....................      16,437       27,307
NET ASSETS
Beginning of period ....................     345,207      317,900
                                            --------     --------
End of period ..........................    $361,644     $345,207
                                            ========     ========
 Undistributed net investment income  ..        $216         $---
                                                ====         ====
                    *See "Financial Highlights" on page 108.
**Shares issued from sale of shares ....       8,094        9,393
Shares issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---        8,513
Shares redeemed ........................      (7,429)      (2,843)
                                               -----       ------
Increase in outstanding capital shares .         665       15,063
                                               =====       ======
Value issued from sale of shares .......     $64,327     $108,820
Value issued from reinvestment of dividend
 and/or capital gains distribution  ....         ---       69,244
Value redeemed .........................     (58,626)     (32,589)
                                             -------     --------
Increase in outstanding capital ........     $ 5,701     $145,475
                                             =======     ========
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)           For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/01    2000     1999     1998    1997   1996
                      -------  ------- -------  ------- -------  -------
Net asset value, beginning
 of period  ........ $ 8.1345 $11.6130$ 7.9019  $8.3316 $8.0176  $7.6932
                     -------- -------- -------  ------- -------  -------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.0051   0.0717  0.0423   0.0798  0.0279   0.0170
 Net realized and
   unrealized gain (loss)
   on investments ..   0.2508  (1.5051) 4.0847   0.8255  2.5004   0.6367
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2559  (1.4334) 4.1270   0.9053  2.5283   0.6537
                     -------- -------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0717)(0.0421) (0.0798)(0.0282) (0.0170)
 From capital gains   (0.0000) (1.9734)(0.3738) (1.2027)(2.1861) (0.3123)
 In excess of realized
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0525)(0.0000) (0.0000)
                     -------- -------- -------  ------- -------  -------
Total distributions   (0.0000) (2.0451)(0.4159) (1.3350)(2.2143) (0.3293)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $8.3904 $ 8.1345$11.6130  $7.9019 $8.3316  $8.0176
                     ======== ======== =======  ======= =======  =======
Total return........   3.15%  -12.35%  52.23%   10.87%  31.53%    8.50%
Net assets, end of period
 (in millions)  ....   $362     $345    $318     $181    $148      $97
Ratio of expenses
 to average net
 assets ............   1.14%*   1.13%   1.12%    0.97%   0.90%    0.91%
Ratio of net investment
 income to average
 net assets  .......   0.13%*   0.68%   0.53%    0.94%   0.32%    0.25%
Portfolio turnover
 rate  .............  20.61%   58.35% 130.99%  177.32% 211.46%  133.77%
*Annualized.

                       See Notes to Financial Statements.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2001

COMMON STOCKS                                 Shares          Value

Chemicals and Allied Products - 2.77%
 American Home Products Corporation  .....       500     $   29,220
 Biogen, Inc.*  ..........................       500         27,165
 Dow Chemical Company (The)  .............       500         16,625
 du Pont (E.I.) de Nemours and Company  ..       200          9,648
 Schering-Plough Corporation  ............     1,800         65,232
                                                         ----------
                                                            147,890
                                                         ----------

Communication - 4.81%
 AT&T Wireless Group*  ...................       400          6,540
 ALLTEL Corporation  .....................       200         12,252
 BellSouth Corporation  ..................       500         20,135
 SBC Communications Inc.  ................     1,300         52,078
 Verizon Communications Inc.*  ...........     1,300         69,550
 Worldcom, Inc. - WorldCom group*  .......     6,800         96,390
                                                         ----------
                                                            256,945
                                                         ----------

Depository Institutions - 1.04%
 Citigroup Inc.  .........................       500         26,420
 Morgan (J.P.) Chase & Co.  ..............       300         13,380
 U.S. Bancorp  ...........................       300          6,837
 UST Inc.  ...............................       300          8,658
                                                         ----------
                                                             55,295
                                                         ----------

Eating and Drinking Places - 0.91%
 McDonald's Corporation  .................     1,800         48,708
                                                         ----------

Electronic and Other Electric Equipment - 0.49%
 Sony Corporation, ADR  ..................       400         26,320
                                                         ----------

Food and Kindred Products - 1.00%
 Suiza Foods Corporation*  ...............     1,000         53,100
                                                         ----------

Furniture and Home Furnishings Stores - 0.05%
 Linens `n Things, Inc.*  ................       100          2,732
                                                         ----------

               See Notes to Schedule of Investments on page 113.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2001

                                              Shares          Value

COMMON STOCKS (Continued)
General Merchandise Stores - 0.16%
 Federated Department Stores, Inc.*  .....       200     $    8,500
                                                         ----------

Holding and Other Investment Offices - 0.16%
 Archstone Communities Trust  ............       100          2,578
 Equity Residential Properties Trust  ....       100          5,655
                                                         ----------
                                                              8,233
                                                         ----------

Industrial Machinery and Equipment - 0.71%
 Deere & Company  ........................       100          3,785
 Minnesota Mining and Manufacturing
   Company ...............................       300         34,230
                                                         ----------
                                                             38,015
                                                         ----------

Instruments and Related Products - 1.16%
 Agilent Technology, Inc.*  ..............     1,800         58,500
 Becton, Dickinson and Company  ..........       100          3,579
                                                         ----------
                                                             62,079
                                                         ----------

Insurance Carriers - 1.73%
 Berkshire Hathaway Inc., Class B*  ......        10         23,000
 Conseco, Inc.  ..........................     3,500         47,775
 Fidelity National Financial, Inc.  ......       500         12,285
 First American Corporation (The)  .......       500          9,470
                                                         ----------
                                                             92,530
                                                         ----------

Nondepository Institutions - 0.92%
 American Express Company  ...............       100          3,880
 Fannie Mae  .............................       200         17,030
 HELLER FINANCIAL, INC.  .................       700         28,000
                                                         ----------
                                                             48,910
                                                         ----------

Oil and Gas Extraction - 2.04%
 Anadarko Petroleum Corporation  .........     1,000         54,030
 Burlington Resources Incorporated  ......       400         15,980
 OCCIDENTAL PETROLEUM CORPORATION  .......       800         21,272
 Ocean Energy, Inc.  .....................     1,000         17,450
                                                         ----------
                                                            108,732
                                                         ----------

               See Notes to Schedule of Investments on page 113.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2001

                                              Shares          Value

COMMON STOCKS (Continued)
Paper and Allied Products - 1.05%
 Kimberly-Clark Corporation  .............     1,000     $   55,900
                                                         ----------

Petroleum and Coal Products - 0.87%
 Royal Dutch Petroleum Company, NY Shares        800         46,616
                                                         ----------

Railroad Transportation - 0.36%
 Canadian Pacific Limited  ...............       500         19,375
                                                         ----------

Real Estate - 0.20%
 Security Capital Group Incorporated,
   Class B* ..............................       500         10,700
                                                         ----------

Rubber and Miscellaneous Plastics Products - 2.79%
 Sealed Air Corporation*  ................     4,000        149,000
                                                         ----------

Transportation by Air - 0.14%
 AMR Corporation*  .......................       200          7,226
                                                         ----------

Transportation Equipment - 2.05%
 BorgWarner Inc.  ........................       400         19,848
 Lockheed Martin Corporation  ............       600         22,230
 Northrop Grumman Corporation  ...........       700         56,070
 Superior Industries International, Inc. .       300         11,490
                                                         ----------
                                                            109,638
                                                         ----------

Water Transportation - 0.06%
 Carnival Corporation  ...................       100          3,070
                                                         ----------

Wholesale Trade - Nondurable Goods - 0.38%
 Philip Morris Companies Inc.  ...........       400         20,300
                                                         ----------

TOTAL COMMON STOCKS - 25.85%                             $1,379,814
 (Cost: $1,396,323)

PREFERRED STOCK - 0.22%
Rubber and Miscellaneous Plastics Products
 Sealed Air Corporation, $2,
   Convertible ...........................       300     $   11,985
                                                         ----------
 (Cost: $12,965)

               See Notes to Schedule of Investments on page 113.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2001


                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 4.83%
 du Pont (E.I.) de Nemours and Company,
   3.85153%, Master Note .................    $  258     $  258,000
                                                         ----------

 Communication - 2.43%
 Verizon Network Funding Corporation,
   3.75%, 8-6-01 .........................       130        129,513
                                                         ----------

 Depository Institutions - 4.67%
 ANZ (DE) Inc.,
   3.75%, 7-23-01 ........................       125        124,714
 UBS Finance Delaware LLC,
   3.72%, 8-8-01 .........................       125        124,509
                                                         ----------
                                                            249,223
                                                         ----------

 Electric, Gas and Sanitary Services - 4.31%
 Nicor Inc.,
   3.95%, 7-2-01 .........................       130        129,986
 PS Colorado Credit Corp.,
   4.09%, 7-6-01 .........................       100         99,943
                                                         ----------
                                                            229,929
                                                         ----------

 Food and Kindred Products - 10.91%
 Coca-Cola Company (The),
   3.75%, 7-12-01 ........................       175        174,799
 ConAgra Foods, Inc.,
   4.02%, 7-27-01 ........................       150        149,565
 General Mills, Inc.,
   3.9%, Master Note .....................       258        258,000
                                                         ----------
                                                            582,364
                                                         ----------

 General Merchandise Stores - 2.99%
 May Department Stores Co.,
   3.74%, 7-13-01 ........................       160        159,801
                                                         ----------


               See Notes to Schedule of Investments on page 113.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2001

                                           Principal
                                           Amount in
                                           Thousands          Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 4.68%
 Emerson Electric Co.,
   4.02%, 7-6-01 .........................      $250     $  249,860
                                                         ----------

 Insurance Carriers - 4.67%
 USAA Capital Corp.,
   3.8%, 7-18-01 .........................       250        249,551
                                                         ----------

 Nondepository Institutions - 4.83%
 PACCAR Financial Corp.,
   3.62%, Master Note ....................       258        258,000
                                                         ----------

 Wholesale Trade - Nondurable Goods - 2.34%
 Enron Corp.,
   4.05%, 7-12-01 ........................       125        124,845
                                                         ----------

Total Commercial Paper - 46.66%                           2,491,086

Repurchase Agreement - 7.72%
 J.P. Morgan Securities Inc., 3.83% Repurchase
   Agreement dated 6-29-01, to be
   repurchased at $412,132 on
   7-2-01** ..............................       412        412,000
                                                         ----------

United States Government Securities - 19.47%
United States Treasury:
 3.38%, 8-16-01  .........................      $ 20         19,914
 3.51%, 8-16-01  .........................       100         99,552
 3.57%, 8-16-01  .........................        45         44,795
 4.03%, 8-16-01  .........................        60         59,734
 3.47%, 8-23-01  .........................        20         19,898
 3.5%, 8-23-01  ..........................       100         99,485
 3.5%, 8-30-01  ..........................        45         44,737
 3.51%, 8-30-01  .........................       115        114,327
 3.54%, 8-30-01  .........................       130        129,233
 3.6%, 8-30-01  ..........................        45         44,730
 3.5%, 9-6-01  ...........................       170        168,893
 3.51%, 9-6-01  ..........................       140        139,085
 3.77%, 10-25-01  ........................        10          9,878
 3.62%, 11-8-01  .........................        46         45,399
                                                         ----------
                                                          1,039,660
                                                         ----------

               See Notes to Schedule of Investments on page 113.

THE INVESTMENTS OF THE VALUE PORTFOLIO
June 30, 2001

                                                              Value

TOTAL SHORT-TERM SECURITIES - 73.85%                     $3,942,746
 (Cost: $3,942,746)

TOTAL INVESTMENT SECURITIES - 99.92%                     $5,334,545
 (Cost: $5,352,034)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.08%             4,701

NET ASSETS - 100.00%                                     $5,339,246


Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
**Collateralized by $417,703 U.S. Treasury Notes, 8.0% due 11-15-21; market value and accrued interest aggregate $421,276.

  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
  See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
VALUE PORTFOLIO
June 30, 2001
(In Thousands, Except for Per Share Amounts)
(Unaudited)

ASSETS
 Investment securities--at value (Notes 1 and 3)  .....    $5,335
 Cash  ................................................         1
 Receivables:
   Fund shares sold ...................................       115
   Dividends and interest .............................         1
                                                           ------
    Total assets  .....................................     5,452
                                                           ------
LIABILITIES
 Payable for investment securities purchased  .........       112
 Other  ...............................................         1
                                                           ------
    Total liabilities  ................................       113
                                                           ------
      Total net assets ................................    $5,339
                                                           ======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ......................................    $    1
   Additional paid-in capital .........................     5,349
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income.....         7
   Net unrealized depreciation in value of
    investments  ......................................       (18)
                                                           ------
    Net assets applicable to outstanding units
      of capital ......................................    $5,339
                                                           ======
Net asset value, redemption
 and offering price per share  ........................   $4.9753
                                                          =======
Capital shares outstanding ............................     1,073
Capital shares authorized .............................    40,000


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
VALUE PORTFOLIO
For the Period Ended June 30, 2001
(In Thousands)
(Unaudited)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ..........................      $  7
   Dividends ..........................................         1
                                                             ----
    Total income  .....................................         8
                                                             ----
 Expenses (Note 2):
   Investment management fee ..........................         2
   Legal fees .........................................         1
                                                             ----
    Total   ...........................................         3
      Less expenses in excess of voluntary waiver of
       management fee (Note 2) ........................        (2)
                                                             ----
       Total expenses                                           1
                                                             ----
         Net investment income  .......................         7
                                                             ----
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on securities  .....................       ---
 Unrealized depreciation in value of
   investments during the period ......................       (18)
                                                             ----
   Net loss on investments ............................       (18)
                                                             ----
    Net decrease in net assets
      resulting from operations .......................      $(11)
                                                             ====


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
VALUE PORTFOLIO
For the Period from May 1, 2001* through June 30, 2001
(In Thousands)
(Unaudited)

INCREASE IN NET ASSETS
Operations:
 Net investment income  ................      $    7
 Realized net gain on investments  .....         ---
 Unrealized depreciation  ..............         (18)
                                              ------
   Net decrease in net assets
    resulting from operations  .........         (11)
                                              ------
Dividends to shareholders from (Note 1E):**
 Net investment income  ................         ---
 Realized gains on
   security transactions ...............         ---
                                              ------
                                                 ---
                                              ------
Capital share transactions+ ............       5,250
                                              ------
    Total increase  ....................       5,239
NET ASSETS
Beginning of period ....................         100
                                              ------
End of period ..........................      $5,339
                                              ======
 Undistributed net investment income  ..          $7
                                                  ==
+Shares issued from sale of shares .....       1,063
Shares issued from reinvestment of dividend      ---
Shares redeemed ........................         ---***
                                               -----
Increase in outstanding capital shares .       1,063
                                               =====
Value issued from sale of shares .......      $5,250
Value issued from reinvestment of dividend       ---
Value redeemed .........................         ---***
                                              ------
Increase in outstanding capital ........      $5,250
                                              ======
  *Commencement of operations.
 **See "Financial Highlights" on page 117.
***Not shown due to rounding.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
VALUE PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)         For the
                period from
                    5-1-01*
                    through
                    6-30-01
Net asset value,   --------
 beginning of
 period  ...........  $5.0000
Income (loss) from    -------
 investment operations:
 Net investment
   income ..........   0.0061
 Net realized and
   unrealized loss
   on investments ..  (0.0308)
Total from investment -------
 operations   ......  (0.0247)
                      -------
Less distributions from:
 Net investment
   income ..........  (0.0000)
 Capital gains .....  (0.0000)
                      -------
Total distributions   (0.0000)
Net asset value,      -------
 end of period  ....  $4.9753
                      =======
Total return .......  -0.50%
Net assets, end of
 period (in millions)    $5
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   0.68%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver ............   2.81%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver  ...   1.38%**
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver  ...   2.11%**
Portfolio turnover rate 0.00%
  *Commencement of operations.
 **Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
W&R TARGET FUNDS, INC.
June 30, 2001                                               (Unaudited)

NOTE 1 -- Significant Accounting Policies

     W&R Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the twelve classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Core Equity Portfolio, the Growth Portfolio, the High Income Portfolio, the International Portfolio, the Limited-Term Bond Portfolio, the Money Market Portfolio, the Science and Technology Portfolio, the Small Cap Portfolio and the Value Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income (loss), and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See
     Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore there is no impact to the Fund as a result of the adoption of this provision.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:

                                                              Annual
     Fund                     Net Asset Breakpoints              Rate
     -----------------------------------------------------------------
     Asset Strategy Portfolio Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Balanced Portfolio       Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Bond Portfolio           Up to $500 Million                 .525%
                              Over $500 Million up to $1 Billion .500%
                              Over $1 Billion up to $1.5 Billion .450%
                              Over $1.5 Billion                  .400%

     Core Equity Portfolio    Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Growth Portfolio         Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     High Income Portfolio    Up to $500 Million                 .625%
                              Over $500 Million up to $1 Billion .600%
                              Over $1 Billion up to $1.5 Billion .550%
                              Over $1.5 Billion                  .500%

     International Portfolio  Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Limited-Term Bond        Up to $500 Million                 .500%
         Portfolio            Over $500 Million up to $1 Billion .450%
                              Over $1 Billion up to $1.5 Billion .400%
                              Over $1.5 Billion                  .350%

     Money Market Portfolio   All Net Assets                     .400%

     Science and Technology   Up to $1 Billion                   .850%
         Portfolio            Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Small Cap Portfolio      Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Value Portfolio          Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%


     However, Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager, has agreed to waive a Portfolio's management fee on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), WRIMCO, a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                        Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions)Rate for Each Portfolio
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

     The Fund paid Directors' fees of $52,572, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the six months ended June 30, 2001 are summarized as follows:

                            Asset Strategy      Balanced          Bond
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                  $ 38,706,810  $ 61,190,850  $ 15,434,394
Purchases of U.S. Government
 obligations                    53,859,519           ---    19,589,268
Purchases of short-term
 securities                    326,581,329   659,339,588   236,549,340
Purchases of bullion             1,039,122           ---           ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations         39,358,370    30,327,211     6,884,528
Proceeds from maturities
 and sales of U.S.
 Government obligations          9,490,281     2,228,054    14,631,900
Proceeds from maturities
 and sales of short-term
 securities                    327,354,433   665,773,000   228,115,198
Proceeds from bullion                  ---           ---           ---

                                                                 High
                               Core Equity        Growth        Income
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                  $151,054,978   362,185,578    80,661,252
Purchases of U.S. Government
 obligations                           ---           ---           ---
Purchases of short-term
 securities                    928,406,601 1,953,474,682   423,554,372
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations        186,555,687   265,382,684    68,849,975
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    926,599,122 2,079,005,079   429,824,221

                                               Limited-    Science and
                             International    Term Bond     Technology
                                 Portfolio    Portfolio      Portfolio
                               -----------    ---------      ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                  $109,175,848    $2,325,732$  126,153,047
Purchases of U.S. Government
 obligations                           ---       943,290           ---
Purchases of short-term
 securities                    798,118,476     6,160,984 1,176,185,413
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations         86,501,339       262,000   105,406,074
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---       773,316           ---
Proceeds from maturities
 and sales of short-term
 securities                    830,735,443     5,370,000 1,190,078,791

                                 Small Cap        Value
                                 Portfolio    Portfolio
                               -----------    ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                $   73,455,056   $ 1,409,503
Purchases of U.S. Government
 obligations                           ---           ---
Purchases of short-term
 securities                  1,198,283,725    12,404,712
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations         54,817,307           ---
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---           ---
Proceeds from maturities
 and sales of short-term
 securities                  1,214,555,000     8,467,000


For Federal income tax purposes, cost of investments owned at June 30, 2001, and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                                                         Appreciation
                             CostAppreciationDepreciation(Depreciation)
                     ------------------------------------------------
Asset Strategy Portfolio$ 96,808,808$    704,121$  2,500,879$  (1,796,758)
Balanced Portfolio    165,202,819  12,256,957   5,415,588   6,841,369
Bond Portfolio        136,557,253   2,955,097   2,583,602     371,495
Core Equity Portfolio 820,378,241 201,915,586  43,705,781 158,209,805
Growth Portfolio      922,570,760 238,802,567  62,356,755 176,445,812
High Income Portfolio 112,586,557   3,060,360   6,924,788    (3,864,428)
International Portfolio217,136,345 20,656,852  19,298,270   1,358,582
Limited-Term Bond Portfolio9,424,080  124,281      25,210      99,071
Money Market Portfolio 75,558,279         ---        ---          ---
Science and Technology
  Portfolio           271,073,248  23,414,826  29,618,125 (6,203,299)
Small Cap Portfolio   327,546,472  59,759,166  27,781,640   31,977,526
Value Portfolio         5,352,034      19,895      37,384    (17,489)

NOTE 4 -- Federal Income Tax Matters

The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Asset Strategy and Science and Technology Portfolios realized capital gain net income of $4,218,124 and $55,103,758, respectively, during the year ended December 31, 2000, which included the effect of certain losses recognized from the prior year (see discussion below). For Federal income tax purposes, Balanced and Growth Portfolios realized capital gain net income of $6,528,022 and $134,198,871, respectively, during the year ended December 31, 2000, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, Bond Portfolio realized capital losses of $962,383 during the year ended December 31, 2000, which included the effect of certain losses recognized from the prior year (see discussion below). Capital loss carryovers of Bond Portfolio aggregated $2,316,415 at December 31, 2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $1,337,336 by December 31, 2002; $16,696 by December 31, 2004 and $962,383 by December 31, 2008. For Federal income tax purposes, Core Equity and Small Cap Portfolios realized capital gain net income of $147,196,283 and $66,819,913, respectively, during the year ended December 31, 2000. For Federal income tax purposes, High Income Portfolio realized capital losses of $13,383,162 for the year ended December 31, 2000, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers of High Income Portfolio aggregated $19,990,857 at December 31, 2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $65,442 by December 31, 2006; $6,542,253 by December 31, 2007 and
$13,383,162 by December 31, 2008. For Federal income tax purposes, International Portfolio realized capital gain net income of $42,679,614 for the year ended December 31, 2000, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). For Federal income tax purposes, Limited-Term Bond Portfolio realized capital losses of $15,642 for the year ended December 31, 2000, which included the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers of Limited-Term Bond Portfolio aggregated $16,292 at December 31, 2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $649 by December 31, 2007 and $15,643 by December 31, 2008. A portion of capital gain net income of Asset Strategy, Balanced, Core Equity, Growth, International, Science and Technology and Small Cap Portfolios was paid to shareholders during the year ended December 31, 2000. Remaining capital gain net income will be distributed to each Portfolio's shareholders.

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through December 31, 2000, Balanced, Growth, High Income and International Portfolios incurred net capital losses of $172,015, $5,585,679, $1,489,067 and $6,647,311, respectively, which have been deferred to the fiscal year ending December 31, 2001. In addition, during the year ended December 31, 2000, Asset Strategy, Bond, High Income, International, Limited-Term Bond and Science and Technology Portfolios recognized post-October losses of $19,493, $137,277, $1,703,678, $196,730, $5,884 and $62,851, respectively, that had been deferred from the year ended December 31, 1999.

NOTE 5 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

     When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium.

     For Asset Strategy Portfolio, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2000             389     $   59,391
     Options written               5,665      1,227,675
     Options terminated
       in closing purchase
       transactions               (5,762)    (1,252,026)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----      ---------
     Outstanding at
       June 30, 2001                 292      $  35,040
                                   =====      =========

     For Core Equity Portfolio, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2000             ---     $      ---
     Options written              12,026      1,971,217
     Options terminated
       in closing purchase
       transactions              (12,026)    (1,971,217)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----      ---------
     Outstanding at
       June 30, 2001                 ---      $     ---
                                   =====      =========

     For Science and Technology Portfolio, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       December 31, 2000             ---     $      ---
     Options written              10,678      4,115,752
     Options terminated
       in closing purchase
       transactions               (5,981)    (2,294,065)
     Options exercised               ---            ---
     Options expired                (774)      (167,952)
                                  ------     ----------
     Outstanding at
       June 30, 2001               3,923     $1,653,735
                                  ======     ==========

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS

Robert L. Hechler, President
Michael L. Avery, Vice President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
William M. Nelson, Vice President
Cynthia P. Prince-Fox, Vice President
Kristen A. Richards, Vice President and Secretary
Philip J. Sanders, Vice President
Grant P. Sarris, Vice President
Daniel C. Schulte, Vice President
Mark G. Seferovich, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President

This report is submitted for the general information of the shareholders of W&R Target Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the W&R Target Funds, Inc. current prospectus and current Fund performance information.

ASSET STRATEGY Portfolio
Goal:    To seek high total return over the long term.

Invested In:  An allocation of its assets among stocks, bonds (of any quality)
           and short-term instruments.

BALANCED Portfolio
Goals:    To seek current income, with a secondary goal of long-term appreciation of capital.

Invested in:  Primarily a mix of stocks, fixed-income securities and cash, depending on market conditions.

BOND Portfolio
Goal:    To seek a reasonable return with emphasis on preservation of capital.

Invested In:  Primarily domestic debt securities, usually of investment grade.

CORE EQUITY Portfolio
Goals:    To seek capital growth and income.

Invested In:  Primarily common stocks of large, high-quality U.S. and foreign companies that are well known, have been consistently profitable and have dominant market positions in their industries.

GROWTH Portfolio
Goals:    To seek capital growth, with a secondary goal of current income.

Invested In:  Primarily common stocks of U.S. and foreign companies with market capitalization of at least $1 billion representing faster growing sectors of the economy, such as the technology, health care and consumer-oriented sectors.

HIGH INCOME Portfolio
Goals:    To seek a high level of current income, with a secondary goal of capital growth.

Invested In:  Primarily high-yield, high-risk, fixed-income securities of U.S.
           and foreign issuers.

INTERNATIONAL Portfolio
Goals:    To seek long-term appreciation of capital, with a secondary goal of current income.

Invested in:  Primarily common stocks of foreign companies that may have the potential for long-term growth.

LlMITED-TERM BOND Portfolio
Goal:    To seek a high level of current income consistent with preservation of capital.

Invested in:  Primarily investment-grade debt securities of U.S. issuers, including U.S. Government securities. The Portfolio maintains a dollar-weighted average portfolio maturity of 2-5 years.

MONEY MARKET Portfolio
Goal:    To seek maximum current income consistent with stability of principal.

Invested In:  U.S. dollar-denominated, high-quality money market obligations and instruments.

SCIENCE AND TECHNOLOGY Portfolio
Goal:    To seek long-term capital growth.

Invested in:  Primarily in the equity securities of U.S. and foreign science and technology companies whose products, processes or services are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

SMALL CAP Portfolio
Goal:    To seek growth of capital.

Invested in:  Primarily common stocks of relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

VALUE Portfolio
Goal:    To seek long-term capital appreciation.

Invested in:  Primarily stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.





FOR MORE INFORMATION:
Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
  United Investors Life                           Nationwide Financial, Inc.
  Variable Products Division            or        P.O. Box 182449
  P.O. Box 156                               One Nationwide Plaza
  Birmingham, AL  35201-0156                      Columbus, OH  43218-2449
  (205)325-4300                         or call   1-888-waddell


NUR1016SA(6-01)

For more complete information regarding the W&R Target Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.